[HARDING, LOEVNER LOGO]
                                                    HARDING, LOEVNER FUNDS, INC.

                  ANNUAL REPORT
                  OCTOBER 31, 2002

                      Portfolios managed by
                      Harding, Loevner Management, L.P.

                     INTERNATIONAL EQUITY PORTFOLIO

                     GLOBAL EQUITY PORTFOLIO

                     MULTI-ASSET GLOBAL PORTFOLIO

                     EMERGING MARKETS PORTFOLIO

                     P.O. Box 9130
                      Boston, MA 02117-9130
                      Telephone: 877-435-8105
                      Fax: 617-927-8303

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                          December 9, 2002

Dear Shareholder:

Enclosed is the Annual Report to Shareholders for the fiscal year ended October 31, 2002, as required by regulation.

Our regular quarterly narrative discussing developments in the calendar quarter ended December 31, 2002 will be sent to you shortly.

                                                         Sincerely,

                                                          /s/ David R. Loevner

                                                         David R. Loevner
                                                         President

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------

Performance Information and Statements of Net
  Assets
    International Equity Portfolio................   1
    Global Equity Portfolio.......................   6
    Multi-Asset Global Portfolio..................  12
    Emerging Markets Portfolio....................  18

Statements of Operations..........................  24

Statements of Changes in Net Assets...............  25

Financial Highlights..............................  27

Notes to Financial Statements.....................  31

Report of Independent Auditors....................  37

Supplemental Tax Information......................  38

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO -- OVERVIEW
OCTOBER 31, 2002
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGES IN VALUE OF $10,000 INVESTMENT IN HARDING, LOEVNER FUNDS, INC. -
INTERNATIONAL EQUITY PORTFOLIO AND THE MSCI ALL COUNTRY WORLD FREE EX-US INDEX (GROSS DIVIDENDS REINVESTED) AND THE LIPPER INTERNATIONAL EQUITY FUND INDEX

             INTERNATIONAL       MSCI ALL COUNTRY     LIPPER INTERNATIONAL
            Equity Portfolio  World Free ex-US Index     Equity Fund Index
5/11/1994            $10,000                 $10,000               $10,000
5/31/1994             $9,920                  $9,852                $9,985
6/30/1994             $9,750                  $9,921                $9,828
7/31/1994            $10,040                 $10,083               $10,130
8/31/1994            $10,330                 $10,422               $10,481
9/30/1994            $10,100                 $10,164               $10,210
10/31/1994           $10,330                 $10,437               $10,392
11/30/1994            $9,700                  $9,934                $9,908
12/31/1994            $9,753                  $9,911                $9,775
1/31/1995             $9,120                  $9,461                $9,290
2/28/1995             $9,311                  $9,409                $9,288
3/31/1995             $9,532                  $9,941                $9,532
4/30/1995             $9,929                 $10,329                $9,883
5/31/1995            $10,402                 $10,283                $9,980
6/30/1995            $10,382                 $10,141               $10,018
7/31/1995            $10,659                 $10,717               $10,569
8/31/1995            $10,254                 $10,345               $10,390
9/30/1995            $10,477                 $10,522               $10,564
10/31/1995           $10,394                 $10,240               $10,344
11/30/1995           $10,455                 $10,481               $10,452
12/31/1995           $10,923                 $10,895               $10,755
1/31/1996            $11,278                 $11,045               $11,009
2/29/1996            $11,379                 $11,045               $11,056
3/31/1996            $11,592                 $11,251               $11,229
4/30/1996            $11,734                 $11,592               $11,595
5/31/1996            $11,907                 $11,418               $11,583
6/30/1996            $12,211                 $11,476               $11,689
7/31/1996            $11,815                 $11,095               $11,295
8/31/1996            $11,980                 $11,160               $11,442
9/30/1996            $12,132                 $11,437               $11,699
10/31/1996           $11,994                 $11,322               $11,652
11/30/1996           $12,500                 $11,759               $12,198
12/31/1996           $12,606                 $11,623               $12,307
1/31/1997            $12,441                 $11,410               $12,327
2/28/1997            $12,317                 $11,619               $12,550
3/31/1997            $12,244                 $11,594               $12,616
4/30/1997            $12,224                 $11,692               $12,671
5/31/1997            $12,864                 $12,414               $13,385
6/30/1997            $13,309                 $13,099               $14,027
7/31/1997            $13,650                 $13,365               $14,473
8/31/1997            $12,616                 $12,313               $13,431
9/30/1997            $13,319                 $12,979               $14,293
10/31/1997           $12,182                 $11,874               $13,207
11/30/1997           $12,151                 $11,725               $13,097
12/31/1997           $12,074                 $11,860               $13,201
1/31/1998            $12,168                 $12,215               $13,520
2/28/1998            $13,102                 $13,030               $14,386
3/31/1998            $13,564                 $13,481               $15,167
4/30/1998            $13,595                 $13,577               $15,400
5/31/1998            $13,763                 $13,331               $15,420
6/30/1998            $13,532                 $13,281               $15,286
7/31/1998            $13,448                 $13,407               $15,520
8/31/1998            $11,445                 $11,516               $13,287
9/30/1998            $11,298                 $11,273               $12,874
10/31/1998           $12,189                 $12,454               $13,820
11/30/1998           $12,945                 $13,123               $14,513
12/31/1998           $13,305                 $13,575               $14,870
1/31/1999            $13,007                 $13,561               $14,960
2/28/1999            $12,709                 $13,257               $14,573
3/31/1999            $13,359                 $13,897               $15,060
4/30/1999            $14,488                 $14,592               $15,762
5/31/1999            $13,742                 $13,907               $15,176
6/30/1999            $14,775                 $14,546               $15,896
7/31/1999            $15,425                 $14,887               $16,251
8/31/1999            $15,606                 $14,939               $16,379
9/30/1999            $15,905                 $15,040               $16,432
10/31/1999           $16,512                 $15,600               $17,005
11/30/1999           $17,588                 $16,223               $18,252
12/31/1999           $19,931                 $17,771               $20,495
1/31/2000            $18,955                 $16,806               $19,296
2/29/2000            $19,221                 $17,260               $20,569
3/31/2000            $19,388                 $17,910               $20,623
4/30/2000            $18,534                 $16,910               $19,315
5/31/2000            $17,681                 $16,478               $18,784
6/30/2000            $18,967                 $17,179               $19,654
7/31/2000            $18,434                 $16,501               $19,017
8/31/2000            $18,867                 $16,705               $19,339
9/30/2000            $17,647                 $15,779               $18,211
10/31/2000           $16,883                 $15,277               $17,592
11/30/2000           $16,284                 $14,592               $16,850
12/31/2000           $16,781                 $15,090               $17,478
1/31/2001            $16,841                 $15,315               $17,581
2/28/2001            $15,834                 $14,102               $16,347
3/31/2001            $14,502                 $13,099               $15,198
4/30/2001            $15,450                 $13,982               $16,122
5/31/2001            $15,042                 $13,585               $15,732
6/30/2001            $14,466                 $13,059               $15,288
7/31/2001            $15,154                 $12,767               $14,891
8/31/2001            $13,663                 $12,447               $14,591
9/30/2001            $12,187                 $11,123               $13,001
10/31/2001           $12,655                 $11,435               $13,353
11/30/2001           $13,279                 $11,958               $13,851
12/31/2001           $13,728                 $12,111               $14,098
1/31/2002            $13,175                 $11,591               $13,528
2/28/2002            $13,247                 $11,673               $13,718
3/31/2002            $13,897                 $12,301               $14,443
4/30/2002            $13,957                 $12,374               $14,544
5/31/2002            $14,174                 $12,499               $14,752
6/30/2002            $13,548                 $11,954               $14,170
7/31/2002            $12,248                 $10,787               $12,755
8/31/2002            $12,224                 $10,785               $12,766
9/30/2002            $10,913                  $9,640               $11,391
10/31/2002           $11,527                 $10,156               $11,982

Past performance is not indicative of future performance

--------------------------------------------------------------------------------------
                                      RETURNS FOR THE PERIODS ENDED OCTOBER 31, 2002
                                     -------------------------------------------------
                                               CUMULATIVE              AVERAGE ANNUAL
                                              TOTAL RETURN              TOTAL RETURN
                                     -------------------------------  ----------------
                                     TWELVE MONTHS  SINCE INCEPTION*  SINCE INCEPTION*
--------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO             (8.92%)          15.27%             1.69%
MSCI All Country World Free ex-US
  Index
  (gross dividends reinvested)            (11.18%)           1.56%             0.18%
Lipper International Equity Fund
  Index                                   (10.27%)          19.82%             2.16%

  *  The International Equity Portfolio [formerly the AMT Capital
     Fund, Inc. -- HLM International Equity Portfolio ("AMT Capital Portfolio")] commenced operations on May 11, 1994. On October 31, 1996, the net assets of the AMT Capital Portfolio were merged into the International Equity Portfolio pursuant to an agreement and plan of reorganization dated October 14, 1996.

                                        1
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HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO -- OVERVIEW
OCTOBER 31, 2002
--------------------------------------------------------------------------------

The Portfolio fell in value by 8.92% net of fees in the financial year through the end of October, 2002. In comparison, the passive benchmark MSCI All Country World Free ex-US Index fell 11.18%, its growth component by 9.43% and its value component by 12.82%.

We have warned in each of the last two annual reports that the outlook for corporate profit growth was uncertain. It has turned out to be even worse than we expected. As we thought would be the case, profits have been squeezed between rising costs (wages) and tremendous downward pressure on selling prices. Revenues have also suffered from reduced demand in the last twelve months, as economic growth rates have disappointed. It appears that the US recovery has petered out--the consumer simply did not have the power to sustain overall growth at a time when capital expenditure prospects remain gloomy, and alternative engines of global growth appear paralyzed by financial stress.

While the quantity of corporate profits has disappointed, so, of course, has their quality. Continuing revelations about accounting fraud at US companies in particular have also led to deep distrust of corporate America by the average investor, and that distrust has been reflected in lower stock prices. Ironically, non-US companies, long criticized for their slowness to respond to shareholder demands and their failure to embrace the American model of capitalism, now stand vindicated. One danger is that they now veer off the path of reform on which they have traveled, albeit slowly, for the last 10 years. We do not think they will.

We bought shares in companies where we could foresee modest growth in profits, but with a high degree of confidence. Examples include Kao, the Japanese consumer products company; Heineken, the Dutch-based global brewing leader; and Denway, which manufactures and sells Honda cars to the booming Chinese market.

Deflationary pressures expose corporate weaknesses, and we have had to be unusually alert to flaws in our companies' business models this year. This time last year we had reviewed our portfolio companies' financial strengths, and have not been disappointed in the way their balance sheets have withstood the pressure. The only company we have sold on concerns about its financial strength was Deutsche Telekom. We have had to take action, however, where we have seen threats to companies' ability to grow earnings. We sold several holdings before significant, market-impacting disappointments in earnings, including Irish pharmaceutical company Elan; French software company Dassault Systemes; Amdocs, the mobile telephone billing software company; and Li and Fung, the Hong Kong-based trading and sourcing company. With the exception of Elan, where accounting concerns have sent the company to the brink of bankruptcy, all remain candidates for re-inclusion in the Portfolio--our only concern was that near-term risks on earnings were not adequately reflected in their share prices.

We correctly forecast that insurance companies Munich Re and Allianz would experience tremendous growth in operating earnings in 2002, but did not forecast that their balance sheets would suffer heavily from the general declines in equity prices.These are the strongest companies in the industry, and are in no danger of default, or indeed in need for further equity, unlike many of their competitors.

The outlook today is uncertain, with investors facing the threat of war, deflation, and a double-dip recession. The biggest difference between this year and last is that stocks, even of the best companies, are priced to reflect fully that uncertainty. We believe that the companies in the Portfolio enjoy tremendous financial strength, good management, and a favorable competitive position. They are well placed to grow even in today's slow growth world. Their shares now appear to us to be outstandingly cheap relative to their long-term prospects.

                                        2
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HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2002                                    SHARES        VALUE (1)

-----------------------------------------------------------------------------

LONG TERM INVESTMENTS - 95.6%
---------------------------

COMMON STOCKS - 94.4%
---------------------

AUSTRALIA - 2.6%
--------------
Rio Tinto Ltd. (Diversified Metal
Producers)                                            430,200    $  7,628,414
                                                                 ------------

BRAZIL - 4.5%
-----------
Companhia Vale do Rio Doce - ADR (Metals
& Mining)                                             171,100       4,363,050
Embraer Aircraft Corp. - ADR (Aerospace
& Defense)                                            545,960       8,560,653
                                                                 ------------
                                                                   12,923,703
                                                                 ------------
CANADA - 7.3%
------------
EnCana Corp. (Oil & Gas)                              338,393       9,847,236
Imperial Oil Ltd. (Integrated
International Oil Producers)                          415,100      11,228,455
                                                                 ------------
                                                                   21,075,691
                                                                 ------------
DENMARK - 3.7%
--------------
ISS A/S (Service Organizations)*                      195,538       6,305,450
Novo Nordisk A/S, Class B
(Pharmaceuticals)                                     161,750       4,461,534
                                                                 ------------
                                                                   10,766,984
                                                                 ------------
FRANCE - 7.7%
------------
Air Liquide (Industrial Chemicals &
Gases Manufacturers)                                   83,885      10,749,428
Carrefour SA (Miscellaneous Retailers)                133,000       6,174,560
Suez (Multi-Utilities)                                300,250       5,277,742
Wendel Investissement (Financial
Services)                                                   2              40
                                                                 ------------
                                                                   22,201,770
                                                                 ------------
GERMANY - 2.9%
--------------
Deutsche Bank AG (Commercial Banks)                    70,965       3,099,200
Muenchener Rueckver AG - Registered
(Insurance)                                            41,910       5,356,438
                                                                 ------------
                                                                    8,455,638
                                                                 ------------
HONG KONG - 1.0%
---------------
Denway Motors Ltd. (Automobiles)                    9,456,000       2,909,781
                                                                 ------------

IRELAND - 0.9%
------------
CRH plc (Construction Materials)                      217,200       2,742,438
                                                                 ------------

ISRAEL - 3.8%
-----------
Teva Pharmaceutical Industries Ltd. -
ADR (Ethical Drug Manufacturers)                      140,920      10,911,436
                                                                 ------------

ITALY - 2.7%
----------
Luxottica Group SPA - ADR (Miscellaneous
Retailers)                                            526,900       7,950,921
                                                                 ------------

JAPAN - 12.6%
------------
Asatsu-DK Inc. (Advertising Agencies)                 282,100       4,870,145
Atlantis Japan Growth Fund (Mutual
Funds)*                                               291,888       2,109,796
Canon Inc. (Business Machines & Office
Equipment)                                            181,000       6,677,985

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2002 (CONTINUED)                        SHARES        VALUE (1)

-----------------------------------------------------------------------------

JAPAN (CONTINUED)
Daiichi Pharmaceutical (Pharmaceuticals)              398,000    $  5,815,199
Kao Corp. (Cosmetics & Personal Care)                 293,000       6,696,596
Nomura Holdings Inc. (Financial
Services)                                             333,000       3,832,585
Takeda Chemical Industries Ltd.
(Pharmaceuticals)                                     154,000       6,398,335
                                                                 ------------
                                                                   36,400,641
                                                                 ------------
MEXICO - 1.8%
------------
Wal-Mart de Mexico SA de CV - ADR
(Discount Stores)                                     205,950       5,143,313
                                                                 ------------

NETHERLANDS - 11.0%
-----------------
Heineken NV (Beverages, Food & Tobacco)               254,310      10,217,278
IHC Caland NV (Shipbuilding)                          248,400      11,020,375
ING Groep NV (Insurance Companies)                    624,630      10,447,666
                                                                 ------------
                                                                   31,685,319
                                                                 ------------
SINGAPORE - 2.6%
--------------
DBS Group Holdings Ltd. (Commercial
Banks)                                              1,055,600       7,413,173
                                                                 ------------

SOUTH AFRICA - 2.7%
-----------------
Sasol Ltd. (Oil & Gas)                                716,700       7,816,776
                                                                 ------------

SPAIN - 1.0%
-----------
Bankinter SA (Commercial Banks)                       104,700       2,753,858
                                                                 ------------

SWITZERLAND - 6.3%
----------------
Nestle SA - ADR (Diversified Food)                    233,590      12,520,611
UBS AG - Registered (Banks)*                          119,900       5,713,972
                                                                 ------------
                                                                   18,234,583
                                                                 ------------
TAIWAN - 2.3%
------------
Taiwan Semiconductor (Parts &
Components)*                                        4,868,095       6,513,204
                                                                 ------------

UNITED KINGDOM - 17.0%
---------------------
BP plc - ADR (Oil & Gas)                              218,690       8,408,631
Close Brothers Group plc (Diversified
Financials)                                           409,600       3,492,353
HSBC Holdings plc (Banks)*                            717,800       7,822,831
Pearson plc (Miscellaneous Printing &
Publishing)                                           785,118       8,360,150
Rio Tinto plc (Diversified Metal
Producers)                                            205,000       3,699,833
Unilever plc (Diversified Food)                       373,200       3,657,837
Vodafone Group plc - Sponsored ADR
(Telephone Systems)                                   441,600       7,030,272
WPP Group plc (Advertising Agencies)                  995,350       6,809,908
                                                                 ------------
                                                                   49,281,815
                                                                 ------------

Total Common Stocks (Cost $302,452,392)                           272,809,458
                                                                 ------------

                       See Notes to Financial Statements
                                       4
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HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2002 (CONTINUED)                        SHARES        VALUE (1)

-----------------------------------------------------------------------------

PREFERRED STOCK - 1.2%
-------------------
BERMUDA - 1.2%
--------------
Taiwan Semi Flemings - ADR - 144A (Cost
$3,363,067)*=/=                                       495,468    $  3,314,525

TOTAL LONG TERM INVESTMENTS (COST
$305,815,459)                                                     276,123,983
                                                                 ------------

                                                     FACE
REPURCHASE AGREEMENT - 7.2%                         AMOUNT
---------------------------                      ------------
Investors Bank & Trust Company
Repurchase Agreement, 0.94% due 11/01/02
in the amount of 20,914,877; issued
10/31/02 (collateralized by $21,655,517
par of FNMA ARM #660381, 4.402% due
09/01/32 with a market value of
$21,960,047) (Cost $20,914,331)                  $ 20,914,331      20,914,331
                                                                 ------------

TOTAL INVESTMENTS - 102.8% (COST
$326,729,790)                                                    $297,038,314
                                                                 ------------


LIABILITIES, NET OF OTHER ASSETS - (2.8)%
--------------------------------------------------
Receivable for Fund shares sold                       $    122,042
Dividends receivable                                       233,949
Tax reclaim receivable                                     578,062
Other assets                                                   547
Payable for securities purchased                        (7,869,863)
Payable for Fund shares redeemed                          (114,898)
Due to custodian                                          (653,324)
Payable to Investment Advisor                             (147,318)
Other liabilities                                         (187,478)
                                                      ------------
                                                        (8,038,281)
                                                      ------------
NET ASSETS - 100%
--------------------------------------------------
Applicable to 30,158,184 outstanding $.001 par
value shares (authorized 500,000,000 shares)          $289,000,033
                                                      ============
Net Asset Value, Offering and Redemption Price Per
Share                                                 $       9.58
                                                      ============
COMPONENTS OF NET ASSETS AS OF OCTOBER 31, 2002
WERE AS FOLLOWS:
--------------------------------------------------
Paid-in capital                                       $353,907,961
Undistributed accumulated net investment income          1,157,682
Accumulated distributions in excess of net
  realized gain on investments and
  foreign currency-related transactions                (36,372,877)
Net unrealized depreciation on investments and on
  assets and liabilities denominated in
  foreign currencies (Note 4)                          (29,692,733)
                                                      ------------
                                                      $289,000,033
                                                      ============

Summary of Abbreviations

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ADR  American Depository Receipt
ARM  Adjustable Rate Mortgage
FNMA Federal National Mortgage Association
(1)  See Note 2 to Financial Statements
*    Non-income producing security
=/= Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

                       See Notes to Financial Statements
                                       5
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HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO -- OVERVIEW
OCTOBER 31, 2002
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGES IN VALUE OF $10,000 INVESTMENT IN HARDING, LOEVNER FUNDS, INC. -
GLOBAL EQUITY PORTFOLIO AND THE MSCI ALL COUNTRY WORLD FREE INDEX (GROSS
DIVIDENDS
REINVESTED) AND THE LIPPER GLOBAL EQUITY FUND INDEX

                 GLOBAL       MSCI ALL COUNTRY WORLD    LIPPER GLOBAL
            Equity Portfolio              Free Index  Equity Fund Index
12/1/1996            $10,000                 $10,000            $10,000
12/31/1996            $9,990                  $9,855            $10,016
1/31/1997            $10,144                 $10,021            $10,240
2/28/1997            $10,059                 $10,157            $10,302
3/31/1997            $10,030                  $9,954            $10,178
4/30/1997            $10,161                 $10,274            $10,311
5/31/1997            $10,685                 $10,887            $10,938
6/30/1997            $11,134                 $11,444            $11,407
7/31/1997            $11,641                 $11,961            $11,977
8/31/1997            $10,918                 $11,122            $11,313
9/30/1997            $11,385                 $11,715            $12,018
10/31/1997           $10,645                 $11,018            $11,262
11/30/1997           $10,793                 $11,186            $11,285
12/31/1997           $10,923                 $11,333            $11,419
1/31/1998            $10,891                 $11,582            $11,547
2/28/1998            $11,617                 $12,375            $12,326
3/31/1998            $12,106                 $12,903            $12,946
4/30/1998            $12,054                 $13,024            $13,135
5/31/1998            $11,958                 $12,777            $13,013
6/30/1998            $11,726                 $13,007            $13,058
7/31/1998            $11,290                 $13,011            $13,064
8/31/1998             $9,542                 $11,188            $11,161
9/30/1998             $9,651                 $11,411            $11,167
10/31/1998           $10,384                 $12,453            $11,907
11/30/1998           $10,846                 $13,209            $12,562
12/31/1998           $11,142                 $13,822            $13,084
1/31/1999            $11,045                 $14,105            $13,358
2/28/1999            $10,746                 $13,750            $12,972
3/31/1999            $11,251                 $14,369            $13,418
4/30/1999            $12,138                 $14,990            $14,027
5/31/1999            $11,688                 $14,460            $13,614
6/30/1999            $12,388                 $15,180            $14,300
7/31/1999            $12,504                 $15,118            $14,339
8/31/1999            $12,574                 $15,100            $14,324
9/30/1999            $12,240                 $14,937            $14,199
10/31/1999           $12,857                 $15,693            $14,752
11/30/1999           $13,706                 $16,181            $15,743
12/31/1999           $15,279                 $17,529            $17,492
1/31/2000            $15,195                 $16,583            $16,808
2/29/2000            $15,540                 $16,640            $17,847
3/31/2000            $16,126                 $17,734            $18,291
4/30/2000            $15,766                 $16,938            $17,379
5/31/2000            $15,372                 $16,499            $16,862
6/30/2000            $16,176                 $17,058            $17,530
7/31/2000            $15,838                 $16,557            $17,174
8/31/2000            $16,578                 $17,072            $17,872
9/30/2000            $15,449                 $16,134            $16,921
10/31/2000           $15,378                 $15,818            $16,508
11/30/2000           $14,588                 $14,838            $15,546
12/31/2000           $15,365                 $15,086            $16,001
1/31/2001            $15,397                 $15,465            $16,267
2/28/2001            $14,326                 $14,161            $15,074
3/31/2001            $13,200                 $13,202            $14,027
4/30/2001            $14,287                 $14,158            $14,987
5/31/2001            $14,105                 $13,991            $14,896
6/30/2001            $13,712                 $13,559            $14,477
7/31/2001            $13,491                 $13,342            $14,118
8/31/2001            $12,822                 $12,724            $13,558
9/30/2001            $11,577                 $11,559            $12,292
10/31/2001           $11,877                 $11,803            $12,598
11/30/2001           $12,609                 $12,525            $13,284
12/31/2001           $12,990                 $12,640            $13,477
1/31/2002            $12,658                 $12,291            $13,069
2/28/2002            $12,484                 $12,198            $12,991
3/31/2002            $12,880                 $12,744            $13,607
4/30/2002            $12,508                 $12,337            $13,277
5/31/2002            $12,500                 $12,347            $13,307
6/30/2002            $11,765                 $11,588            $12,534
7/31/2002            $10,824                 $10,614            $11,426
8/31/2002            $10,832                 $10,637            $11,479
9/30/2002             $9,741                  $9,467            $10,338
10/31/2002           $10,500                 $10,162            $10,928

Past performance is not indicative of future performance

-------------------------------------------------------------------------------
                                     RETURNS FOR THE PERIODS ENDED OCTOBER 31,
                                                        2002
                                     ------------------------------------------
                                                                       AVERAGE
                                                                       ANNUAL
                                                                        TOTAL
                                               CUMULATIVE              RETURN
                                              TOTAL RETURN            ---------
                                     -------------------------------  SINCE
                                     TWELVE MONTHS  SINCE INCEPTION*  INCEPTION*
-------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO                   (11.59%)           5.00%      0.83%
MSCI All Country World Free Index
  (gross dividends reinvested)            (13.90%)           1.62%      0.27%
Lipper Global Fund Index                  (13.25%)           9.28%      1.51%

  *  The Global Equity Portfolio commenced operations on December 1, 1996.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO -- OVERVIEW
OCTOBER 31, 2002
--------------------------------------------------------------------------------

The Portfolio fell in value by 11.59% net of fees in the financial year through the end of October 2002. In comparison, the passive benchmark MSCI All Country World Free Index fell 13.90%.

We have warned in each of the last two annual reports that the outlook for corporate profit growth was uncertain. It has turned out to be even worse than we expected. As we thought would be the case, profits have been squeezed between rising costs (wages) and tremendous downward pressure on selling prices. Revenues have also suffered from reduced demand in the last twelve months, as economic growth rates have disappointed.

While the quantity of corporate profits has disappointed, so, of course, has their quality. Continuing revelations about accounting fraud at US companies in particular have also led to deep distrust of corporate America by the average investor, and that distrust has been reflected in lower stock prices. Ironically, non-US companies, long criticized for their slowness to respond to shareholder demands and their failure to embrace the American model of capitalism, now stand vindicated. One danger is that they now veer off the path of reform on which they have traveled, albeit slowly, for the last 10 years. We do not think they will and that stocks in non-US markets are outstandingly cheap.

Deflationary pressures expose corporate weaknesses, and we have had to be unusually alert to flaws in our companies' business models this year. This time last year we had reviewed our portfolio companies' financial strengths, and have not been disappointed in the way their balance sheets have withstood the pressure. The only company we have sold on concerns about its financial strength was Deutsche Telekom. We have had to take action, however, where we have seen threats to companies' ability to grow earnings. We sold several holdings before significant, market-impacting disappointments in earnings, including Irish pharmaceutical company Elan; US drugmakers Bristol-Myers Squibb and Schering Plough; along with pharmaceutical contract research and sales provider Quintiles. These sales resulted in a near-halving of our healthcare holdings by mid-year, which helped performance, especially since most of the proceeds were reinvested in the more prosaic--but reliably growing--household and personal products businesses of Colgate-Palmolive, L'Oreal, and Kao, Japan's largest detergent and shampoo producer. By March, we had also sold Amdocs, the mobile telephone billing software company, IBM, and SmartForce, the internet-based training software maker, reducing our technology weighting by a third.

As stock prices plummeted in the summer, with market indices matching records for deepest and longest declines from the past century's worst secular bear markets, we began to seek out companies with growth prospects as strong as their balance sheets, whose shares had been unusually ravaged by the exceptionally harsh market environment. We found such companies in all sectors, including Merck and Genentech in the ethical drug and biotech industries, tarnished by legal and political attacks on intellectual property rights; Canon and Mitsubishi in the moribund Japanese market; Kinder Morgan in an energy utility sector devastated by Enron's bankruptcy and a host of energy trading scandals. We also found them among our existing holdings, and added to Vodafone; Dassault Systemes, Deutsche Bank, Oracle, Pearson, and Taiwan Semiconductor Manufacturing. We funded these purchases in part with sales from some of our most successful investments of the past two years, including Imperial Oil, the Canadian affiliate of Exxon, Teva, the generic pharmaceuticals maker, Wells Fargo, and Wrigley.

The economic outlook today is still uncertain, with investors facing the threat of war, risks of deflation, fear of a double dip recession, and growing imbalances in the US trade accounts. The difference between this year and last is that stocks, even of the best companies, are priced to reflect that uncertainty, with average dividend yields competitive with short-term interest rates, and earnings stabilizing on the back of aggressive cost cutting. We like the prospects for strong business franchises, and believe the portfolio is fully invested in companies characterized by tremendous financial strength, sound management, and good growth prospects.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2002                                   SHARES        VALUE (1)

---------------------------------------------------------------------------

LONG TERM INVESTMENTS - 95.1%
---------------------------

COMMON STOCKS - 93.4%
---------------------

AUSTRALIA - 2.8%
--------------
Rio Tinto Ltd. (Diversified Metal
Producers)                                            31,000    $   549,700
                                                                -----------

BRAZIL - 3.2%
-----------
Banco Bradesco - ADR (Banks)                          25,000        332,500
Companhia Vale do Rio Doce - ADR (Metals
& Mining)                                             12,000        306,000
                                                                -----------
                                                                    638,500
                                                                -----------
CANADA - 2.4%
------------
EnCana Corp. (Oil & Gas)                              16,000        465,600
                                                                -----------

DENMARK - 2.0%
--------------
Novo Nordisk A/S, Class B
(Pharmaceuticals)                                     14,500        399,952
                                                                -----------

FRANCE - 9.0%
------------
Air Liquide (Industrial Chemicals &
Gases Manufacturers)                                   5,001        640,852
Dassault Systemes SA (Software)                       12,000        285,206
L'Oreal SA (Cosmetics & Personal Care)                 6,500        484,059
Suez (Multi-Utilities)                                21,000        369,134
                                                                -----------
                                                                  1,779,251
                                                                -----------
GERMANY - 1.8%
--------------
Deutsche Bank AG (Commercial Banks)                    8,000        349,378
                                                                -----------

HONG KONG - 3.6%
---------------
China Mobile HK Ltd. - ADR (Telephone
Systems)*                                             13,500        165,375
Hutchison Whampoa Ltd. (General
Diversified)                                          87,000        535,429
                                                                -----------
                                                                    700,804
                                                                -----------
ITALY - 1.3%
----------
Luxottica Group SPA - ADR (Miscellaneous
Retailers)                                            17,000        256,530
                                                                -----------

JAPAN - 8.6%
-----------
Asatsu-DK Inc. (Advertising Agencies)                  4,100         70,782
Atlantis Japan Growth Fund (Mutual
Funds)*                                               20,888        150,981
Canon Inc. (Business Machines & Office
Equipment)                                            12,000        442,739
Kao Corp. (Cosmetics & Personal Care)                 17,000        388,540
Mitsubishi Corp. (General Diversified)                25,000        156,110
Nomura Holdings Inc. (Financial
Services)                                             26,600        306,146
Sony Corp. - ADR (Radio, TV, &
Phonograph Manufacturers)                              4,200        181,608
                                                                -----------
                                                                  1,696,906
                                                                -----------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2002 (CONTINUED)                       SHARES        VALUE (1)

---------------------------------------------------------------------------

MEXICO - 1.5%
------------
Wal-Mart de Mexico SA de CV - ADR
(Discount Stores)                                     12,000    $   299,683
                                                                -----------

NETHERLANDS - 2.4%
----------------
Royal Dutch Petroleum Co. - NY Shares
(Holding Companies)                                   11,000        470,580
                                                                -----------

SINGAPORE - 1.1%
--------------
DBS Group Holdings Ltd. (Commercial
Banks)                                                29,300        205,765
                                                                -----------

SOUTH AFRICA - 2.3%
-----------------
Sasol Ltd. (Oil & Gas)                                42,000        458,078
                                                                -----------

SWITZERLAND - 2.7%
----------------
Nestle SA - ADR (Diversified Food)                    10,000        536,008
                                                                -----------

TAIWAN - 0.7%
------------
Taiwan Semiconductor (Parts &
Components)*                                         105,875        141,654
                                                                -----------

UNITED KINGDOM - 7.6%
--------------------
Close Brothers Group plc (Diversified
Financials)                                           20,000        170,525
Pearson plc (Miscellaneous Printing &
Publishing)                                           46,000        489,821
Vodafone Group plc - Sponsored ADR
(Telephone Systems)                                   33,900        539,688
WPP Group plc (Advertising Agencies)                  45,000        307,878
                                                                -----------
                                                                  1,507,912
                                                                -----------
UNITED STATES - 40.4%
------------------
Allied Capital Corp. (Commercial Finance
Companies)                                            25,001        526,271
Allied Capital Corp. Rights (Expire
11/21/02) (Commercial Finance
Companies)*                                           25,001              0
American International Group (Insurance
Companies)                                            11,000        688,050
AOL Time Warner Inc. (Media)*                         31,500        464,625
Automatic Data Processing Inc.
(Commercial Services & Supplies)                      11,000        467,830
Baxter International Inc. (Ethical Drug
Manufacturers)                                        12,000        300,240
Berkshire Hathaway Inc., Class A
(Insurance Companies)*                                     6        445,140
Colgate-Palmolive Co. (Cosmetics &
Toiletries)                                           10,000        549,800
Exxon Mobil Corp. (Integrated
International Oil Producers)                          12,500        420,750
Genentech Inc. (Pharmaceuticals)*                     11,600        395,444
Honeywell International Inc. (Government
& Defense Electronic Equipment)                       12,000        287,280
Intel Corp. (Electronic Data Processing
Equipment)                                            21,000        363,300
J.P. Morgan Chase & Co. (Banks)                       10,500        217,875
Kinder Morgan Inc. (Oil & Gas)                        12,000        439,320
Merck & Co., Inc. (Pharmaceuticals)                   10,000        542,400
Oracle Corp. (Computer Software &
Processing)*                                          75,000        764,250
TJX Companies Inc. (Retailers)                        27,000        554,040

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2002 (CONTINUED)                       SHARES        VALUE (1)

---------------------------------------------------------------------------

UNITED STATES (CONTINUED)
Wrigley (WM.) Jr. Co. (Confectionary
Goods)                                                10,400    $   548,808
                                                                -----------
                                                                  7,975,423
                                                                -----------

Total Common Stocks (Cost $19,819,343)                           18,431,724
                                                                -----------

PREFERRED STOCK - 1.7%
-------------------
BERMUDA - 1.7%
--------------
Taiwan Semi Flemings - ADR - 144A (Cost
$458,017)*=/=                                         51,278        343,034
                                                                -----------

TOTAL LONG TERM INVESTMENTS (COST
$20,277,360)                                                     18,774,758
                                                                -----------

                                                    FACE
REPURCHASE AGREEMENT - 6.3%                        AMOUNT
---------------------------                      -----------
Investors Bank & Trust Company
Repurchase Agreement, 0.94% due 11/01/02
in the amount of $1,231,496; issued
10/31/02 (collateralized by $1,265,794
par of FNMA ARM #457839, 6.433% due
08/01/27 with a market value of
$1,293,477) (Cost $1,231,464)                    $ 1,231,464      1,231,464
                                                                -----------

TOTAL INVESTMENTS - 101.4% (COST
$21,508,824)                                                    $20,006,222
                                                                -----------



LIABILITIES, NET OF OTHER ASSETS - (1.4)%
---------------------------------
Receivable for securities sold                        $   183,884
Dividends receivable                                       14,677
Tax reclaim receivable                                     33,421
Other assets                                                   74
Payable for securities purchased                         (453,098)
Payable to Investment Advisor                             (20,621)
Other liabilities                                         (32,661)
                                                      -----------
                                                         (274,324)
                                                      -----------

NET ASSETS - 100%
---------------
Applicable to 1,486,103 outstanding $.001 par
value shares
(authorized 500,000,000 shares)                       $19,731,898
                                                      ===========

Net Asset Value, Offering and Redemption Price Per
Share                                                 $     13.28
                                                      ===========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

                                                       VALUE (1)
OCTOBER 31, 2002 (CONTINUED)                          -----------
-----------------------------------------------------------------

COMPONENTS OF NET ASSETS AS OF OCTOBER 31, 2002
WERE AS FOLLOWS:
--------------------------------------------------
Paid-in capital                                       $23,292,402
Accumulated undistributed net investment income            45,623
Accumulated distributions in excess of net
  realized gain on investments and
  foreign currency-related transactions                (2,104,748)
Net unrealized depreciation on investments and on
  assets and liabilities denominated in
  foreign currencies (Note 4)                          (1,501,379)
                                                      -----------
                                                      $19,731,898
                                                      ===========

Summary of Abbreviations

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ARM  Adjustable Rate Mortgage
FNMA Federal National Mortgage Association
(1)  See Note 2 to Financial Statements
*    Non-income producing security
=/= Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO -- OVERVIEW
OCTOBER 31, 2002
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGES IN VALUE OF $10,000 INVESTMENT IN HARDING, LOEVNER FUNDS, INC. -
MULTI-ASSET GLOBAL PORTFOLIO AND THE CONSTRUCTED GLOBAL BALANCED INDEX*
AND THE LIPPER GLOBAL FLEXIBLE FUND INDEX

            MULTI-ASSET     CONSTRUCTED GLOBAL  LIPPER GLOBAL FLEXIBLE
          Global Portfolio     Balanced Index*              Fund Index
11/1/96            $10,000             $10,000                 $10,000
11/30/96           $10,390             $10,355                 $10,426
12/31/96           $10,379             $10,232                 $10,441
1/31/97            $10,529             $10,224                 $10,639
2/28/97            $10,519             $10,278                 $10,700
3/31/97            $10,469             $10,124                 $10,525
4/30/97            $10,590             $10,283                 $10,625
5/31/97            $11,021             $10,763                 $11,072
6/30/97            $11,362             $11,145                 $11,382
7/31/97            $11,773             $11,412                 $11,850
8/31/97            $11,251             $10,929                 $11,512
9/30/97            $11,693             $11,372                 $12,004
10/31/97           $11,292             $11,060                 $11,575
11/30/97           $11,432             $11,094                 $11,611
12/31/97           $11,613             $11,168                 $11,711
1/31/98            $11,529             $11,359                 $11,739
2/28/98            $12,125             $11,862                 $12,269
3/31/98            $12,501             $12,119                 $12,681
4/30/98            $12,511             $12,265                 $12,793
5/31/98            $12,469             $12,136                 $12,677
6/30/98            $12,354             $12,274                 $12,668
7/31/98            $12,093             $12,283                 $12,544
8/31/98            $11,133             $11,385                 $11,156
9/30/98            $11,425             $11,762                 $11,334
10/31/98           $11,916             $12,546                 $11,926
11/30/98           $12,208             $12,932                 $12,460
12/31/98           $12,383             $13,397                 $12,759
1/31/99            $12,101             $13,512                 $12,911
2/28/99            $11,895             $13,135                 $12,596
3/31/99            $12,264             $13,502                 $13,006
4/30/99            $13,088             $13,850                 $13,705
5/31/99            $12,763             $13,462                 $13,487
6/30/99            $13,229             $13,772                 $13,986
7/31/99            $13,371             $13,873                 $13,977
8/31/99            $13,349             $13,888                 $13,928
9/30/99            $13,110             $13,885                 $13,851
10/31/99           $13,327             $14,305                 $14,132
11/30/99           $13,826             $14,511                 $14,628
12/31/99           $14,603             $15,223                 $15,611
1/31/00            $14,417             $14,601                 $15,293
2/29/00            $14,325             $14,589                 $16,143
3/31/00            $14,928             $15,345                 $16,064
4/30/00            $14,638             $14,730                 $15,526
5/31/00            $14,441             $14,547                 $15,282
6/30/00            $14,951             $14,984                 $15,829
7/31/00            $14,765             $14,618                 $15,634
8/31/00            $15,183             $14,847                 $16,168
9/30/00            $14,557             $14,346                 $15,691
10/31/00           $14,533             $14,105                 $15,386
11/30/00           $14,081             $13,692                 $14,792
12/31/00           $14,684             $14,025                 $15,391
1/31/01            $14,871             $14,230                 $15,590
2/28/01            $14,261             $13,509                 $14,804
3/31/01            $13,576             $12,805                 $14,074
4/30/01            $14,223             $13,343                 $14,792
5/31/01            $14,136             $13,232                 $14,680
6/30/01            $13,912             $12,938                 $14,465
7/31/01            $13,850             $12,945                 $14,260
8/31/01            $13,651             $12,780                 $13,908
9/30/01            $12,954             $12,116                 $12,991
10/31/01           $13,278             $12,307                 $13,298
11/30/01           $13,651             $12,690                 $13,778
12/31/01           $13,770             $12,629                 $13,794
1/31/02            $13,602             $12,326                 $13,705
2/28/02            $13,473             $12,291                 $13,592
3/31/02            $13,680             $12,611                 $13,970
4/30/02            $13,615             $12,549                 $13,782
5/31/02            $13,757             $12,697                 $13,944
6/30/02            $13,409             $12,475                 $13,419
7/31/02            $12,701             $11,895                 $12,624
8/31/02            $12,855             $11,994                 $12,687
9/30/02            $12,057             $11,255                 $11,907
10/31/02           $12,559             $11,732                 $12,408

Past performance is not indicative of future performance

---------------------------------------------------------------------------------
                                      RETURNS FOR THE PERIODS ENDED OCTOBER 31,
                                                         2002
                                     --------------------------------------------
                                                                        AVERAGE
                                                                         ANNUAL
                                                                         TOTAL
                                                CUMULATIVE               RETURN
                                               TOTAL RETURN            ----------
                                     --------------------------------   SINCE
                                     TWELVE MONTHS  SINCE INCEPTION**  INCEPTION**
---------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO               (5.41%)           25.59%       3.87%
Constructed Global Balanced Index*         (4.67%)           17.32%       2.70%
Lipper Global Flexible Fund Index          (6.69%)           24.08%       3.66%

  * Constructed Global Balanced Index is comprised of the weighted sum of 60% Financial Times World Equity Index and 40% Salomon World Government Bond Index.
 **  The Multi-Asset Global Portfolio commenced operations on November 1, 1996.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO -- OVERVIEW
OCTOBER 31, 2002
--------------------------------------------------------------------------------

The Portfolio fell in value by 5.41% net of fees in the fiscal year ending October 2002, just behind the constructed passive benchmark (60% MSCI All Country World Free Equity Index/40% Salomon World Government Bond Index) which fell 4.67%. Government bonds, of course, were one of the best performing asset classes in the world, with Salomon's index rising 9.1% in the year, while the global equity index fell 13.9%. The Portfolio's more diversified bond holdings could not match the Government only index, returning 5.4%, but its equity holdings lost significantly less ground than the equity index, at -8.8%.

We have warned in each of the last two annual reports that the outlook for corporate profit growth was uncertain. It has turned out to be even worse than we expected. As we thought would be the case, profits have been squeezed between rising costs (wages) and tremendous downward pressure on selling prices. Revenues have also suffered from reduced demand in the last twelve months, as economic growth rates have disappointed. While the quantity of corporate profits has disappointed, so, of course, has their quality. Continuing revelations about accounting fraud at US companies in particular have led to deep distrust of corporate America among investors, and that distrust has been reflected in lower stock prices. Ironically, non-US companies, long criticized for their slowness to respond to shareholder demands and their failure to embrace the American model of capitalism, now stand vindicated. One danger is that they now veer off the path of reform on which they have traveled, albeit slowly, for the last 10 years. We do not think they will and that stocks in non-US markets are outstandingly cheap.

Deflationary pressures expose corporate weaknesses, and we have had to be unusually alert to flaws in our companies' business models this year. This time last year we had reviewed our portfolio companies' financial strength, and have not been disappointed in the way their balance sheets have withstood the pressure. The only company we have sold on concerns about its financial strength was Deutsche Telekom. We have had to take action, however, where we have seen threats to companies' ability to grow earnings. We sold shares in several holdings in the first months of the fiscal year before significant, market-impacting disappointments in earnings, including Irish pharmaceutical company Elan; US drugmakers Bristol- Myers Squibb and Schering Plough; along with pharmaceutical contract research and sales provider Quintiles. These sales resulted in a near-halving of our healthcare holdings by mid-year, which helped performance, especially since most of the proceeds were reinvested in the more prosaic--but reliably growing--household and personal products businesses of Colgate-Palmolive, L'Oreal, and Kao, Japan's largest detergent and shampoo producer. By March, we had also sold Amdocs, the telephone billing software company, IBM, and SmartForce, the internet-based training software maker, reducing our technology weighting by a third.

As stock prices plummeted in the summer, with market indices matching records for deepest and longest declines from the past century's worst secular bear markets, we began to seek out companies with growth prospects as strong as their balance sheets, whose shares had been unusually ravaged by the exceptionally harsh market environment. We found such companies in all sectors, including Merck and Genentech in the ethical drug and biotech industries, tarnished by legal and political attacks on intellectual property rights; Canon and Mitsubishi in the moribund Japanese market; Kinder Morgan in an energy utility sector devastated by Enron's bankruptcy and a host of energy trading scandals. We also found them among our existing holdings, and added to Vodafone; Dassault Systemes, Deutsche Bank, Oracle, Pearson, and Taiwan Semiconductor Manufacturing. We funded these purchases in part with sales from some of our most successful investments of the past two years, including Imperial Oil, the Canadian affiliate of Exxon, Teva, the generic pharmaceuticals maker, Wells Fargo, and Wrigley.

Within the bond holdings, the main shifts came in the second half of the year. We maintain significant holdings of non-US dollar bonds, including new holdings of Canadian Treasuries, and with several Euro denominated issues, from AAA-rated notes of the International Bank for Reconstruction and Development to high-yield bonds of industrial gas producer Messer Griesheim. In an embrace of the unusually greater yields available by taking on credit risk, we sold all our longstanding holdings of AAA-rated mortgage backed securities issued by GNMA, and instead increased holdings of US cable operator Comcast, and once again bought Brazilian Brady bonds, as yields available pierced the 20% mark. In the final month of the fiscal year, we deployed available cash and sold fixed income holdings, including US Treasuries, in order to raise our allocation to equities. The asset allocation at the end of October stood at 62%, while fixed income and cash were 36% and 2%, respectively. This marks a significant shift in risk, as it has been eighteen months since we were last above the benchmark allocation to equities.

The economic outlook today is still uncertain, with investors facing the threat of war, risks of deflation, fear of a double dip recession, and growing imbalances in the US trade accounts. The difference between this year and last is that stocks, even of the best companies, are priced to reflect that uncertainty, with average dividend yields competitive with short term interest rates, and earnings stabilizing on the back of aggressive cost cutting. We like the prospects for strong business franchises, and the portfolio is invested in stocks of companies characterized by tremendous financial strength, sound management, and good growth prospects, and in a highly diverse mix of bond holdings.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2002                            SHARES      VALUE (1)

------------------------------------------------------------------

LONG TERM INVESTMENTS - 97.2%
---------------------------

COMMON STOCKS - 62.4%
---------------------

BRAZIL - 2.0%
-----------
Banco Bradesco - ADR (Banks)                  2,600     $   34,580
Companhia Vale do Rio Doce - ADR (Metals
& Mining)                                     1,100         28,050
                                                        ----------
                                                            62,630
                                                        ----------
CANADA - 1.6%
------------
EnCana Corp. (Oil & Gas)                      1,772         51,565
                                                        ----------

DENMARK - 1.2%
--------------
Novo Nordisk A/S, Class B
(Pharmaceuticals)                             1,400         38,616
                                                        ----------

FRANCE - 5.8%
------------
Air Liquide (Industrial Chemicals &
Gases Manufacturers)                            493         63,175
Dassault Systemes SA (Software)               1,300         30,897
L'Oreal SA (Cosmetics & Personal Care)          700         52,129
Suez (Multi-Utilities)                        2,195         38,583
                                                        ----------
                                                           184,784
                                                        ----------
GERMANY - 1.0%
--------------
Deutsche Bank AG (Commercial Banks)             700         30,571
                                                        ----------

HONG KONG - 2.8%
---------------
China Mobile HK Ltd. - ADR (Telephone
Systems)*                                     2,300         28,175
Hutchison Whampoa Ltd. (General
Diversified)                                  9,700         59,697
                                                        ----------
                                                            87,872
                                                        ----------
ITALY - 0.8%
----------
Luxottica Group SPA - ADR (Miscellaneous
Retailers)                                    1,800         27,162
                                                        ----------

JAPAN - 5.6%
-----------
Canon Inc. (Business Machines & Office
Equipment)                                    1,000         36,895
Kao Corp. (Cosmetics & Personal Care)         2,000         45,711
Mitsubishi Corp. (General Diversified)        5,000         31,222
Nomura Holdings Inc. (Financial
Services)                                     3,000         34,528
Sony Corp. - ADR (Radio, TV, &
Phonograph Manufacturers)                       700         30,268
                                                        ----------
                                                           178,624
                                                        ----------
MEXICO - 1.2%
------------
Wal-Mart de Mexico SA de CV - ADR
(Discount Stores)                             1,500         37,460
                                                        ----------

NETHERLANDS - 1.6%
----------------
Royal Dutch Petroleum Co. - NY Shares
(Holding Companies)                           1,200         51,336
                                                        ----------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2002 (CONTINUED)                SHARES      VALUE (1)

------------------------------------------------------------------

SINGAPORE - 0.7%
--------------
DBS Group Holdings Ltd. (Commercial
Banks)                                        3,000     $   21,068
                                                        ----------

SOUTH AFRICA - 1.6%
-----------------
Sasol Ltd. (Oil & Gas)                        4,600         50,170
                                                        ----------

SWITZERLAND - 1.7%
----------------
Nestle SA - ADR (Diversified Food)            1,000         53,601
                                                        ----------

TAIWAN - 1.8%
------------
Taiwan Semiconductor (Parts &
Components)*                                 42,347         56,658
                                                        ----------

UNITED KINGDOM - 6.8%
--------------------
Close Brothers Group plc (Diversified
Financials)                                   1,600         13,642
Pearson plc (Miscellaneous Printing &
Publishing)                                   4,845         51,591
Rio Tinto plc (Diversified Metal
Producers)                                    3,500         63,168
Vodafone Group plc - Sponsored ADR
(Telephone Systems)                           3,427         54,558
WPP Group plc (Advertising Agencies)          4,800         32,840
                                                        ----------
                                                           215,799
                                                        ----------
UNITED STATES - 26.2%
------------------
Allied Capital Corp. (Commercial Finance
Companies)                                    2,700         56,835
Allied Capital Corp. Rights (Expire
11/21/02) (Commercial Finance
Companies)*                                   2,300              0
American International Group (Insurance
Companies)                                    1,150         71,933
AOL Time Warner Inc. (Media)*                 4,100         60,475
Automatic Data Processing Inc.
(Commercial Services & Supplies)              1,130         48,059
Baxter International Inc. (Ethical Drug
Manufacturers)                                1,200         30,024
Berkshire Hathaway Inc. Class B
(Financial Services)*                            15         36,900
Colgate-Palmolive Co. (Cosmetics &
Toiletries)                                   1,100         60,478
Exxon Mobil Corp. (Integrated
International Oil Producers)                  1,300         43,758
Genentech Inc. (Pharmaceuticals)*             1,200         40,908
Honeywell International Inc. (Government
& Defense Electronic Equipment)               1,300         31,122
Intel Corp. (Electronic Data Processing
Equipment)                                    2,300         39,790
J.P. Morgan Chase & Co. (Banks)               1,100         22,825
Kinder Morgan Inc. (Oil & Gas)                1,100         40,271
Merck & Co., Inc. (Pharmaceuticals)           1,000         54,240
Oracle Corp. (Computer Software &
Processing)*                                  7,999         81,510
TJX Companies Inc. (Retailers)                2,800         57,456
Wrigley (WM.) Jr. Co. (Confectionary
Goods)                                        1,100         58,047
                                                        ----------
                                                           834,631
                                                        ----------

Total Common Stocks (Cost $2,240,929)                    1,982,547
                                                        ----------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2002 (CONTINUED)                SHARES      VALUE (1)

------------------------------------------------------------------

PREFERRED STOCK - 0.0%
-------------------

BERMUDA - 0.0%
--------------
Taiwan Semi Flemings - ADR - 144A (Cost
$728)*=/=                                        77     $      515
                                                        ----------

                                                      FACE
NOTES AND BONDS - 34.8%                CURRENCY    AMOUNT (A)

BRAZIL - 1.8%
-----------
Brazil C Bond Cap, 8.00% due
4/15/14*                                            $100,000         58,125
                                                                 ----------

CANADA - 4.1%
------------
Canadian Government, 4.25% due
12/01/04*                                CAD         200,000        130,516
                                                                 ----------

GERMANY - 3.2%
--------------
Messer Greisham Holdings AG,
10.375% due 6/01/11*                     EUR         100,000        103,493
                                                                 ----------

MULTI NATIONAL - 4.8%
------------------
International Bank for
Reconstruction & Development, 4.25%
due 9/08/05*                             EUR         150,000        152,573
                                                                 ----------

UNITED KINGDOM - 1.4%
--------------------
Orange plc, 7.625% due 8/01/08           EUR          50,000         44,069
                                                                 ----------



UNITED STATES - 19.5%
------------------
Comcast Cable Communications, 7.125% due
6/15/13*                                     50,000         47,859
Comcast Corp., 10.625% due 7/15/12*         100,000         97,500
Cummins Engine, 6.75% due 2/15/27*          100,000         92,193
U.S. Treasury Bond, 6.125% due 11/15/27     100,000        113,703
U.S. Treasury Inflation Index Note,
3.625% due 4/15/28                          139,639        154,345
U.S. Treasury Note, 5.625% due 5/15/08      100,000        113,167
                                                        ----------
                                                           618,767
                                                        ----------
Total Notes and Bonds (Cost $1,080,186)                  1,107,543
                                                        ----------

TOTAL LONG TERM INVESTMENTS (COST
$3,321,843)                                              3,090,605
                                                        ----------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS

                                                    FACE
OCTOBER 31, 2002 (CONTINUED)                     AMOUNT (A)      VALUE

-------------------------------------------------------------------------

REPURCHASE AGREEMENT - 1.6%
--------------------------
Investors Bank & Trust Company
Repurchase Agreement, 0.94% due 11/01/02
in the amount of $51,388; issued
10/31/02 (collateralized by $52,261 par
of FNMA ARM #612605, 6.062% due 10/01/31
with a market value of $53,956) (Cost
$51,387)                                         $  51,387     $   51,387
                                                               ----------

TOTAL INVESTMENTS - 98.8% (COST
$3,373,230)                                                     3,141,992
                                                               ----------



OTHER ASSETS, NET OF LIABILITIES - 1.2%
--------------------------------
Receivable for securities sold                        $  106,351
Receivable from Investment Advisor                           768
Dividends receivable                                       1,499
Interest receivable                                       26,006
Tax reclaim receivable                                     1,156
Payable for securities purchased                         (62,144)
Due to custodian                                         (22,697)
Other liabilities                                        (14,036)
                                                      ----------
                                                          36,903
                                                      ----------

NET ASSETS - 100%
---------------
Applicable to 326,081 outstanding $.001 par value
shares (authorized 500,000,000 shares)                $3,178,895
                                                      ==========

Net Asset Value, Offering and Redemption Price Per
Share                                                 $     9.75
                                                      ==========

COMPONENTS OF NET ASSETS AS OF OCTOBER 31, 2002
WERE AS FOLLOWS:
--------------------------------------------------
Paid-in capital                                       $3,374,680
Accumulated undistributed net investment income           93,229
Accumulated distributions in excess of net
  realized gain on investments and foreign
  currency-related transactions                          (57,872)
Net unrealized depreciation on investments and on
  assets and liabilities
  denominated in foreign currencies (Note 4)            (231,142)
                                                      ----------
                                                      $3,178,895
                                                      ==========

Summary of Abbreviations

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ARM  Adjustable Rate Mortgage
CAD  Canadian Dollar
EUR  European Monetary Unit (Euro)
FNMA Federal National Mortgage Association
(1)  See Note 2 to Financial Statements
(a)  Face amount shown in U.S. dollars unless otherwise indicated.
*    Non-income producing security
=/= Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO -- OVERVIEW

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGES IN VALUE OF $10,000 INVESTMENT IN HARDING, LOEVNER FUNDS, INC. -
EMERGING MARKETS PORTFOLIO AND THE LIPPER EMERGING MARKETS FUNDS INDEX AND THE MSCI
EMERGING MARKETS FREE INDEX

          EMERGING MARKETS    LIPPER EMERGING      MSCI EMERGING
                 Portfolio  Markets Funds Index  Markets Free Index
11/9/98            $10,000              $10,000             $10,000
11/30/98           $10,280              $10,127             $10,202
12/31/98           $10,160              $10,000             $10,054
1/31/99             $9,740               $9,797              $9,892
2/28/99             $9,500               $9,713              $9,988
3/31/99            $10,490              $10,794             $11,305
4/30/99            $11,870              $12,293             $12,703
5/31/99            $11,780              $12,146             $12,629
6/30/99            $13,350              $13,510             $14,063
7/31/99            $13,180              $13,172             $13,681
8/31/99            $13,400              $13,027             $13,805
9/30/99            $13,310              $12,564             $13,338
10/31/99           $13,680              $12,942             $13,622
11/30/99           $15,090              $14,370             $14,845
12/31/99           $17,954              $16,895             $16,733
1/31/00            $17,634              $16,699             $16,833
2/29/00            $18,644              $17,197             $17,055
3/31/00            $19,098              $17,248             $17,139
4/30/00            $17,439              $15,372             $15,514
5/31/00            $16,923              $14,554             $14,873
6/30/00            $18,541              $15,276             $15,397
7/31/00            $17,552              $14,653             $14,606
8/31/00            $17,789              $14,803             $14,677
9/30/00            $16,532              $13,388             $13,396
10/31/00           $15,346              $12,388             $12,425
11/30/00           $14,553              $11,268             $11,339
12/31/00           $14,966              $11,675             $11,612
1/31/01            $16,530              $13,028             $13,210
2/28/01            $15,826              $12,018             $12,174
3/31/01            $14,932              $10,872             $10,973
4/30/01            $15,636              $11,427             $11,514
5/31/01            $15,748              $11,742             $11,647
6/30/00            $15,469              $11,536             $11,404
7/31/01            $14,731              $10,821             $10,678
8/31/01            $14,306              $10,680             $10,572
9/30/01            $12,440               $9,156              $8,934
10/31/01           $13,278               $9,637              $9,488
11/30/01           $14,161              $10,592             $10,478
12/31/01           $15,268              $11,268             $11,308
1/31/02            $15,962              $11,712             $11,690
2/28/02            $16,376              $11,974             $11,879
3/31/02            $17,427              $12,630             $12,589
4/30/02            $17,461              $12,784             $12,670
5/31/02            $17,349              $12,667             $12,465
6/30/02            $16,208              $11,741             $11,526
7/31/02            $14,843              $10,864             $10,645
8/31/02            $14,798              $10,953             $10,808
9/30/02            $13,523               $9,854              $9,642
10/31/02           $13,971              $10,324             $10,268

Past performance is not indicative of future performance

---------------------------------------------------------------------------------------------------------------------
                                                                       RETURNS FOR THE PERIODS ENDED OCTOBER 31, 2002
                                          ---------------------------------------------------------------------------
                                                                                CUMULATIVE             AVERAGE ANNUAL
                                                                              TOTAL RETURN               TOTAL RETURN
                                          ------------------------------------------------       --------------------
                                          TWELVE MONTHS              SINCE INCEPTION*            SINCE INCEPTION*

---------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO                        5.22%                      39.71%                      8.77%
MSCI Emerging Markets Free Index
(gross dividends reinvested)                      8.22%                       2.68%                      0.67%
Lipper Emerging Markets Funds Index               7.13%                       3.24%                      0.80%

Summary of Abbreviations

*    The Emerging Markets Portfolio commenced operations on November 9, 1998.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO -- OVERVIEW
OCTOBER 31, 2002
--------------------------------------------------------------------------------

The Portfolio's fiscal year ended October 2002 began with a sustained recovery from the events of 9/11, which carried through to the end of May 2002. From that time to the end of September of this year, the Portfolio gave back most of these gains, until it bounced back in October. The Portfolio's performance parabola mirrored that of its passive benchmark, the MSCI Emerging Markets Free Index, which ended up by 8.22%. The Portfolio ended the fiscal year with a return of 5.22%, underperforming the benchmark for the first time since its inception--in the fall of 1998.

Absolute returns were paced by strong stock performance in the Energy, Information Technology and Consumer Discretionary sectors, which was offset by negative returns from stocks in the Consumer Staples, Financials and Utilities sectors. Geographically, stocks did best in Israel and Hungary, offset by lackluster returns in Mexico and Chile. Best performers were Samsung, Korean department store chain Shinsegae, Synnex, and Taiwan's leading flat panel manufacturer AU Optronics. Chilean electric utility, Enersis was our worst performer, followed by semiconductor packaging firm Siliconware Precision, and Korea's Kookmin Bank.

In the emerging markets (as elsewhere), we seek to own sensibly-priced shares of companies with achievable growth strategies based on sustainable competitive advantages, the financial wherewithal to exploit their opportunities, and proven managements that are dedicated to creating value for shareholders. The volatility of markets throughout the year gave us ample opportunity to improve the Portfolio, to diversify it further, and to take advantage of analyst insights at attractive prices.

While all changes made to the portfolio are done by virtue of an individual stock's relative attractions, taken together, the changes made to the portfolio over the fiscal year point to several unmistakable trends. Perhaps foremost is the continuing reduction of our exposure to the Telecom sector, where we now have just one holding, China Mobile. Another sector which saw a large reduction is Consumer Staples, where we now have three holdings, all in the malted beverage industry: Mexico's Modelo, Korea's Hite, and South Africa's SABMiller. Similarly, we reduced our exposure to the Consumer Discretionary sector, notably with the sale of Mexico's Televisa. The proceeds of these changes were put to work in several sectors, most importantly the Information Technology sector, where almost a quarter of the Portfolio's assets are now housed. The spread of technology stocks in the portfolio is wide, ranging from leading global players such as Samsung and Taiwan Semiconductor to Synnex, a Taiwanese electronics logistics and distribution company and new holding D-Link, a wireless networking firm. Another sector where exposure has grown is Health Care, where we added generic drug makers in India and Croatia, Dr. Reddy and Pliva, respectively. Looking at the portfolio geographically, the most noteworthy changes are the increasing exposure to Russia (primarily oil company Yukos), and to technology companies of Taiwan.

The Portfolio is now composed of companies that embody one or more powerful trends we see in the emerging markets, including technology leadership, lowest cost producers, nimble manufacturing capabilities, global leadership, and defensible business franchises. These qualities of our Portfolio companies, together with our continued insistence on financial and management strength, gives us a basis for optimism about continued success.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2002                                  SHARES      VALUE (1)

------------------------------------------------------------------------

LONG TERM INVESTMENTS - 95.5%
---------------------------

COMMON STOCKS - 93.5%
---------------------

BRAZIL - 5.4%
-----------
Aracruz Celulose SA (Forest Products &
Paper)                                             10,433    $   166,824
Companhia Vale do Rio Doce - ADR (Metals
& Mining)                                          10,200        260,100
Embraer Aircraft Corp. - ADR (Aerospace
& Defense)                                          7,697        120,689
                                                             -----------
                                                                 547,613
                                                             -----------
CHILE - 1.6%
----------
Banco Santander - ADR (Banks)                       9,600        165,600
                                                             -----------

CROATIA - 1.3%
------------
Pliva Dd - GDR (Pharmaceuticals)                   11,000        132,033
                                                             -----------

HONG KONG - 8.4%
---------------
China Mobile HK Ltd. - ADR (Telephone
Systems)*                                          10,000        122,500
CNOOC Ltd. (Oil & Gas)                            173,000        216,268
Denway Motors Ltd. (Automobiles)                  510,000        156,936
Techtronic Industries Co (Electrical
Equipment)                                        190,000        144,948
Texwinca Holdings Ltd. (Textiles &
Apparel)                                          318,000        205,902
                                                             -----------
                                                                 846,554
                                                             -----------
HUNGARY - 1.9%
-------------
OTP Bank (Savings & Loans)                         11,200        196,000
                                                             -----------

INDIA - 5.5%
----------
Bharat Petroleum Corp., Ltd. (Oil
Refiners & Distributors)+                           7,637         29,828
Dr. Reddy's Laboratories Ltd. - ADR
(Pharmaceuticals)                                   9,500        137,750
HDFC Bank, Ltd. - ADR (Banks)*                      6,000         79,500
Hero Honda Motors Ltd. (Diversified
Automotive Manufacturers)*+                        15,448         76,393
Housing Development Finance Corp., Ltd.
(Other Financial Services)*+                        5,020         65,320
Satyam Computer Services - ADR
(Electronic Equipment & Instruments)*              15,000        162,300
                                                             -----------
                                                                 551,091
                                                             -----------
INDONESIA - 1.1%
--------------
PT Ramayana Lestari Sentosa (Retailers)           412,000        108,245
                                                             -----------

ISRAEL - 4.3%
-----------
Orbotech Ltd. (Electronic Equipment &
Instruments)*                                       7,500         95,250
Teva Pharmaceutical Industries Ltd. -
ADR (Ethical Drug Manufacturers)                    4,450        344,563
                                                             -----------
                                                                 439,813
                                                             -----------
MALAYSIA - 4.0%
-------------
Malayan Banking Berhad (Banks)                     88,000        191,053

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2002 (CONTINUED)                      SHARES      VALUE (1)

------------------------------------------------------------------------

MALAYSIA (CONTINUED)
Sime Darby Berhad (Commercial Services &
Supplies)                                         163,000    $   212,758
                                                             -----------
                                                                 403,811
                                                             -----------
MEXICO - 10.2%
-------------
Cemex SA - ADR (Building Materials)                 5,717        115,884
Grupo Financiero BBVA Banc (Banks)*               285,000        224,608
Grupo Modelo SA Series C (Beverages,
Food & Tobacco)                                   100,000        252,192
Grupo TMM S.A. Sponsored ADR, Class A
(Transportation Infrastructure)*                   22,900        154,117
Wal-Mart de Mexico SA de CV - ADR
(Discount Stores)                                  11,600        289,694
                                                             -----------
                                                               1,036,495
                                                             -----------
POLAND - 1.1%
------------
Agora SA (Newspaper Publishers)*                    8,000        107,364
                                                             -----------

RUSSIA - 4.7%
-----------
Sberbank of Russia (Banks)                          1,000        187,000
Yukos - ADR (Oil & Gas)                             2,050        284,751
                                                             -----------
                                                                 471,751
                                                             -----------
SOUTH AFRICA - 7.7%
-----------------
Sappi Ltd. - ADR (Pharmaceuticals)                 20,200        247,652
Sasol Ltd. (Oil & Gas)                             30,000        327,199
South Africa Breweries plc (Brewers)               30,600        204,981
                                                             -----------
                                                                 779,832
                                                             -----------
SOUTH KOREA - 15.8%
-----------------
Hite Brewery Co., Ltd. (Brewers)                    3,200        139,188
Pohang Iron and Steel Co., Ltd. (Steel
Producers - Integrated)                             2,960        278,145
S1 Corp. (Securities Brokerage)                    14,400        220,402
Samsung Electronics - GDR (Common
Shares) (Diversified Electronics)                   2,350        332,694
Samsung Electronics - GDR (Preferred
Shares) (Diversified Electronics)                   3,200        218,880
Samsung SDI Co Ltd. (Electronics)                   3,500        217,439
Shinsegae Co., Ltd. (Retailers)                     1,400        189,003
                                                             -----------
                                                               1,595,751
                                                             -----------
TAIWAN - 16.4%
-------------
Advantech Co., Ltd. (Computers &
Information)                                       87,020        165,252
Asustek Computer Inc.- GDR (Electronic
Data Processing Equipment)                         35,000         72,510
D-Link (Industrial - Diversified)                 120,000        100,129
Delta Electronics (Electrical Equipment)          150,000        197,238
Hon Hai Precision Industry (Parts &
Components)                                        45,484        164,242
Premier Image Technology (Electronic
Equipment & Instruments)                          100,000        164,005
Quanta Computer Inc. (Computers &
Peripherals)                                      109,687        222,498
Synnex Technology International Corp. -
GDR (Systems & Subsystems)                         49,296        317,728
Taiwan Semiconductor (Parts &
Components)*                                      192,013        256,901
                                                             -----------
                                                               1,660,503
                                                             -----------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2002 (CONTINUED)                      SHARES      VALUE (1)

------------------------------------------------------------------------

THAILAND - 1.6%
-------------
Siam City Cement Public Co., Ltd.
(Cement Producers)                                 35,800    $   161,317
                                                             -----------

UNITED KINGDOM - 2.5%
--------------------
Anglo American plc - ADR (Metals &
Mining)                                            20,004        252,250
                                                             -----------

Total Common Stocks (Cost $9,932,858)                          9,456,023
                                                             -----------

PREFERRED STOCK - 2.0%
-------------------

BRAZIL - 2.0%
-----------
Banco Itau SA - ADR (Cost $245,045)                 9,396        208,309
                                                             -----------

TOTAL LONG TERM INVESTMENTS (COST
$10,177,903)                                                   9,664,332
                                                             -----------

                                                   FACE
REPURCHASE AGREEMENT - 2.1%                       AMOUNT
---------------------------                      --------
Investors Bank & Trust Company
Repurchase Agreement, 0.94% due 11/01/02
in the amount of $213,301; issued
10/31/02 (collateralized by $216,605 par
of FHLMC ARM #789571, 5.676% due
07/01/32 with a market value of
$223,961) (Cost $213,296)                        $213,296        213,296
                                                             -----------

TOTAL INVESTMENTS - 97.6% (COST
$10,391,199)                                                   9,877,628
                                                             -----------



OTHER ASSETS, NET OF LIABILITIES - 2.4%
--------------------------------
Receivable for securities sold                        $    83,350
Dividends receivable                                          218
Tax reclaim receivable                                         58
Other assets                                              181,668
Payable to Investment Advisor                              (9,983)
Other liabilities                                         (16,793)
                                                      -----------
                                                          238,518
                                                      -----------

NET ASSETS - 100%
---------------
Applicable to 809,959 outstanding $.001 par value
shares (authorized 500,000,000 shares)                $10,116,146
                                                      ===========
Net Asset Value, Offering and Redemption Price Per
Share                                                 $     12.49
                                                      ===========

COMPONENTS OF NET ASSETS AS OF OCTOBER 31, 2002
WERE AS FOLLOWS:
--------------------------------------------------
Paid-in capital                                       $11,431,056
Accumulated distributions in excess of net
  realized gain on investments and
  foreign currency-related transactions                  (798,660)
Net unrealized depreciation on investments and on
  assets and liabilities denominated in
  foreign currencies (Note 4)                            (516,250)
                                                      -----------
                                                      $10,116,146
                                                      ===========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2002 (CONTINUED)
-----------------------------------------------------------------

Summary of Abbreviations

144A Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ADR  American Depository Receipt
ARM  Adjustable Rate Mortgage
FHLMC Federal Home Loan Mortgage Association
GDR  Global Depositary Receipt
(1)  See Note 2 to Financial Statements
*    Non-income producing security
+    Indian-equity-linked notes

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                INTERNATIONAL    GLOBAL     MULTI-ASSET   EMERGING
                                   EQUITY        EQUITY       GLOBAL       MARKETS
                                  PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                -------------  -----------  -----------  -----------
INVESTMENT INCOME
Interest                        $    122,441   $     7,901   $ 104,857   $     3,811
Dividends (Net of foreign
  withholding taxes of
  $621,331, $22,922, $2,498,
  and $13,255, respectively)       4,961,615       316,080      36,217       132,317
                                ------------   -----------   ---------   -----------
  Total investment income          5,084,056       323,981     141,074       136,128
                                ------------   -----------   ---------   -----------

EXPENSES
Investment advisory fees (Note
  3)                               2,238,108       198,475      37,226        87,521
Administration fees (Note 3)         363,563        27,457       9,017        14,249
Custodian fees                       239,718        23,973      12,871        25,331
Directors' fees and expenses
  (Note 3)                            73,828         4,589         838         1,572
Shareholder record keeping
  fees                                65,950         8,691       2,290        10,295
Printing and postage fees             22,917         5,858       2,172         1,383
State registration filing fees        25,755         6,476       4,390         4,366
Insurance expense                      9,078           697         150            73
Professional fees                    125,169         8,674       5,366         3,739
Other fees and expenses                  122         1,743          27         1,340
                                ------------   -----------   ---------   -----------
  Total Expenses                   3,164,208       286,633      74,347       149,869

Waiver of investment advisory
  fee (Note 3)                      (180,028)      (38,538)    (27,812)      (27,339)
                                ------------   -----------   ---------   -----------
  Net expenses                     2,984,180       248,095      46,535       122,530
                                ------------   -----------   ---------   -----------

  Net investment income            2,099,876        75,886      94,539        13,598
                                ------------   -----------   ---------   -----------

REALIZED AND UNREALIZED GAIN
(LOSS) (NOTE 4)

Net realized gain (loss) --
  Investment transactions (net
    of foreign tax expense
    $37,811, $3,532, $1,551
    and $2,870, respectively)    (15,814,006)   (2,015,144)    (25,519)     (626,402)
  Foreign currency
    transactions                    (329,038)      (26,573)     (2,883)      (19,104)
                                ------------   -----------   ---------   -----------
Net realized loss                (16,143,044)   (2,041,717)    (28,402)     (645,506)
                                ------------   -----------   ---------   -----------
Change in unrealized
  appreciation (depreciation)
  --
  Investments                    (10,905,698)     (674,967)   (244,766)     (445,288)
  Translation of assets and
    liabilities denominated in
    foreign currency                  40,134         3,069       1,126        (2,381)
                                ------------   -----------   ---------   -----------
  Net change in unrealized
    depreciation                 (10,865,564)     (671,898)   (243,640)     (447,669)
                                ------------   -----------   ---------   -----------
  Net realized and unrealized
    loss                         (27,008,608)   (2,713,615)   (272,042)   (1,093,175)
                                ------------   -----------   ---------   -----------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS       $(24,908,732)  $(2,637,729)  $(177,503)  $(1,079,577)
                                ============   ===========   =========   ===========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                INTERNATIONAL EQUITY PORTFOLIO  GLOBAL EQUITY PORTFOLIO
                                ------------------------------  ------------------------
                                  YEAR ENDED      YEAR ENDED    YEAR ENDED   YEAR ENDED
                                 OCTOBER 31,     OCTOBER 31,    OCTOBER 31,  OCTOBER 31,
                                     2002            2001          2002         2001
                                --------------  --------------  -----------  -----------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income          $  2,099,876    $  2,130,042   $   75,886   $    54,418
  Net realized gain (loss) on
    investments and foreign
    currency transactions         (16,143,044)    (20,060,080)  (2,041,717)      115,650
  Net change in unrealized
    depreciation on
    investments and
    translation of assets and
    liabilities denominated in
    foreign currency              (10,865,564)    (79,497,768)    (671,898)   (5,747,575)
                                 ------------    ------------   -----------  -----------
    Net decrease in net assets
      resulting from
      operations                  (24,908,732)    (97,427,806)  (2,637,729)   (5,577,507)
                                 ------------    ------------   -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS
FROM:
  Net investment income              (936,591)              -       (5,298)            -
  Net realized gain from
    investments and foreign
    currency-related
    transactions                            -     (27,848,897)     (72,575)   (2,627,745)
                                 ------------    ------------   -----------  -----------
    Total distributions to
      shareholders                   (936,591)    (27,848,897)     (77,873)   (2,627,745)
                                 ------------    ------------   -----------  -----------
TRANSACTIONS IN SHARES OF
COMMON STOCK
    Proceeds from sale of
      shares                      106,248,969      84,420,071    7,912,380       400,126
    Net Asset Value of shares
      issued to shareholders
      in payment of
      distributions declared          766,666      27,410,996       74,154     2,513,198
    Cost of shares redeemed       (75,890,936)    (51,880,085)  (4,063,131)   (1,273,328)
                                 ------------    ------------   -----------  -----------
    NET INCREASE IN NET ASSETS
      FROM FUND SHARE
      TRANSACTIONS                 31,124,699      59,950,982    3,923,403     1,639,996
                                 ------------    ------------   -----------  -----------
    Net increase (decrease) in
      net assets                    5,279,376     (65,325,721)   1,207,801    (6,565,256)

AT END OF YEAR
  At beginning of year            283,720,657     349,046,378   18,524,097    25,089,353
                                 ------------    ------------   -----------  -----------
  At end of year                 $289,000,033    $283,720,657   $19,731,898  $18,524,097
                                 ============    ============   ===========  ===========

    Accumulated undistributed
      net investment income
      included in net assets     $  1,157,682    $    361,245   $   45,623   $     5,248
                                 ============    ============   ===========  ===========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   MULTI-ASSET GLOBAL         EMERGING MARKETS
                                       PORTFOLIO                 PORTFOLIO
                                ------------------------  ------------------------
                                YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                   2002         2001         2002         2001
                                -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income         $   94,539   $  142,853   $   13,598   $    2,284
  Net realized gain (loss) on
    investments and foreign
    currency transactions          (28,402)       6,244     (645,506)    (176,515)
  Net change in unrealized
    depreciation on
    investments and
    translation of assets and
    liabilities denominated in
    foreign currency              (243,640)    (677,523)    (447,669)    (262,515)
                                ----------   ----------   -----------  ----------
    Net decrease in net assets
      resulting from
      operations                  (177,503)    (528,426)  (1,079,577)    (436,746)
                                ----------   ----------   -----------  ----------

DISTRIBUTIONS TO SHAREHOLDERS
FROM:
  Net investment income            (42,586)    (155,554)      (2,415)           -
  Net realized gain from
    investments and foreign
    currency-related
    transactions                   (94,818)    (330,440)           -     (195,943)
                                ----------   ----------   -----------  ----------
    Total distributions to
      shareholders                (137,404)    (485,994)      (2,415)    (195,943)
                                ----------   ----------   -----------  ----------
TRANSACTIONS IN SHARES OF
COMMON STOCK
  Proceeds from sale of shares      88,175    1,532,321    8,950,366      643,440
  Net Asset Value of shares
    issued to shareholders in
    payment of distributions
    declared                       129,228      458,794        1,910      195,695
  Cost of shares redeemed         (698,935)  (4,227,327)    (485,560)     (49,653)
                                ----------   ----------   -----------  ----------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM FUND SHARE
  TRANSACTIONS                    (481,532)  (2,236,212)   8,466,716      789,482
                                ----------   ----------   -----------  ----------

NET INCREASE (DECREASE) IN NET
  ASSETS                          (796,439)  (3,250,632)   7,384,724      156,793

NET ASSETS
At beginning of year             3,975,334    7,225,966    2,731,422    2,574,629
                                ----------   ----------   -----------  ----------

At end of year                  $3,178,895   $3,975,334   $10,116,146  $2,731,422
                                ==========   ==========   ===========  ==========

ACCUMULATED UNDISTRIBUTED
  (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME
  INCLUDED IN NET ASSETS        $   93,229   $   18,418   $        -   $   (6,350)
                                ==========   ==========   ===========  ==========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                             INTERNATIONAL EQUITY PORTFOLIO
                           -------------------------------------------------------------------
                                    FOR                    FOR                    FOR
                                 THE YEAR               THE YEAR               THE YEAR
                                   ENDED                  ENDED                  ENDED
                               OCT. 31, 2002          OCT. 31, 2001          OCT. 31, 2000
                           ---------------------  ---------------------  ---------------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF YEAR                $10.55                    $15.22                 $15.50
                           --------------         -----------------      -----------------

INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income            0.07                      0.09                   0.09
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions                  (1.01)                    (3.61)                  0.36
                           --------------         -----------------      -----------------
Net increase (decrease)
  from investment
  operations                        (0.94)                    (3.52)                  0.45
                           --------------         -----------------      -----------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:+
    Net investment income           (0.03)                        -                  (0.23)
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions                      -                     (1.15)                 (0.50)
                           --------------         -----------------      -----------------
Total distributions                 (0.03)                    (1.15)                 (0.73)
                           --------------         -----------------      -----------------
NET ASSET VALUE, END OF
  YEAR                              $9.58                    $10.55                 $15.22
                           ==============         =================      =================

TOTAL RETURN                      (8.92)%                  (24.99)%                  2.18%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      year (000's)               $289,000                  $283,721               $349,046

    Ratio of net
      operating expenses
      to average net
      assets                        1.00%                     1.00%                  0.99%

    Ratio of net
      investment income,
      to average net
      assets                        0.70%                     0.63%                  0.45%

    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses                0.06%                     0.05%                      -(a)

    Portfolio turnover
      rate                            45%                       46%                    49%

                                  INTERNATIONAL EQUITY PORTFOLIO
                           --------------------------------------------
                                    FOR                    FOR
                                 THE YEAR               THE YEAR
                                   ENDED                  ENDED
                               OCT. 31, 1999          OCT. 31, 1998
                           ---------------------  ---------------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF YEAR                   $11.62                 $11.79
                           -----------------      -----------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income               0.10                   0.14
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions                      3.97                  (0.13)
                           -----------------      -----------------
Net increase (decrease)
  from investment
  operations                            4.07                   0.01
                           -----------------      -----------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:+
    Net investment income              (0.18)                 (0.11)
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions                     (0.01)                 (0.07)
                           -----------------      -----------------
Total distributions                    (0.19)                 (0.18)
                           -----------------      -----------------
NET ASSET VALUE, END OF
  YEAR                                $15.50                 $11.62
                           =================      =================
TOTAL RETURN                          35.46%                  0.06%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      year (000's)                  $328,473               $326,056
    Ratio of net
      operating expenses
      to average net
      assets                           1.00%                  1.00%
    Ratio of net
      investment income,
      to average net
      assets                           0.75%                  1.14%
    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses                   0.04%                  0.04%
    Portfolio turnover
      rate                               35%                    33%

  + Certain prior year amounts have been reclassified to conform to the current year presentation.
(a)  Rounds to less than 0.01%.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                 GLOBAL EQUITY PORTFOLIO
                           -------------------------------------------------------------------
                                    FOR                    FOR                    FOR
                                 THE YEAR               THE YEAR               THE YEAR
                                   ENDED                  ENDED                  ENDED
                               OCT. 31, 2002          OCT. 31, 2001          OCT. 31, 2000
                           ---------------------  ---------------------  ---------------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF YEAR                $15.08                    $21.81                 $20.00
                           --------------         -----------------      -----------------

INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income            0.05                      0.04                   0.03
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions                  (1.79)                    (4.49)                  3.89
                           --------------         -----------------      -----------------
Net increase (decrease)
  from investment
  operations                        (1.74)                    (4.45)                  3.92
                           --------------         -----------------      -----------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:+
    Net investment income           (0.00)(a)                     -                  (0.16)
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions                  (0.06)                    (2.28)                 (1.95)
                           --------------         -----------------      -----------------
Total distributions                 (0.06)                    (2.28)                 (2.11)
                           --------------         -----------------      -----------------
NET ASSET VALUE, END OF
  YEAR                             $13.28                    $15.08                 $21.81
                           ==============         =================      =================

TOTAL RETURN                     (11.59)%                    (22.77)%               19.66%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      year (000's)                $19,732                   $18,524                $25,089

    Ratio of net
      operating expenses
      to average net
      assets                        1.25%                     1.25%                  1.25%

    Ratio of net
      investment income,
      to average net
      assets                        0.38%                     0.24%                  0.10%

    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses                0.19%                     0.22%                  0.23%

    Portfolio turnover
      rate                            55%                       50%                    57%

                                     GLOBAL EQUITY PORTFOLIO
                           --------------------------------------------
                                    FOR                    FOR
                                 THE YEAR               THE YEAR
                                   ENDED                  ENDED
                               OCT. 31, 1999          OCT. 31, 1998
                           ---------------------  ---------------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF YEAR                   $16.16                 $18.70
                           -----------------      -----------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income               0.05                   0.20
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions                      3.79                  (0.55)
                           -----------------      -----------------
Net increase (decrease)
  from investment
  operations                            3.84                  (0.35)
                           -----------------      -----------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:+
    Net investment income                  -                  (0.25)
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions                         -                  (1.94)
                           -----------------      -----------------
Total distributions                        -                  (2.19)
                           -----------------      -----------------
NET ASSET VALUE, END OF
  YEAR                                $20.00                 $16.16
                           =================      =================
TOTAL RETURN                          23.76%                  (2.46)%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      year (000's)                   $21,087                $30,763
    Ratio of net
      operating expenses
      to average net
      assets                           1.25%                  1.25%
    Ratio of net
      investment income,
      to average net
      assets                           0.65%                  0.86%
    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses                   0.32%                  0.11%
    Portfolio turnover
      rate                               44%                    67%

  + Certain prior year amounts have been reclassified to conform to the current year presentation.
(a)  Rounds to less than $0.01.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                    MULTI-ASSET GLOBAL PORTFOLIO
                           ------------------------------------------------------------------------------
                              FOR THE YEAR     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                 ENDED             ENDED          ENDED          ENDED          ENDED
                             OCT. 31, 2002*    OCT. 31, 2001  OCT. 31, 2000  OCT. 31, 1999  OCT. 31, 1998
                           ------------------  -------------  -------------  -------------  -------------
PER SHARE DATA
Net asset value,
  beginning of year              $10.67           $12.53         $12.28         $11.41         $11.26
                           ------------        ---------      ---------      ---------      ---------

INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income         0.26+             0.35           0.35           0.28           0.52
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions                (0.81)           (1.34)          0.77           1.04           0.09
                           ------------        ---------      ---------      ---------      ---------
Net increase (decrease)
  from investment
  operations                      (0.55)           (0.99)          1.12           1.32           0.61
                           ------------        ---------      ---------      ---------      ---------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
    Net investment income         (0.12)           (0.28)         (0.36)         (0.30)         (0.26)
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions                (0.25)           (0.59)         (0.51)         (0.15)         (0.20)
                           ------------        ---------      ---------      ---------      ---------
Total distributions               (0.37)           (0.87)         (0.87)         (0.45)         (0.46)
                           ------------        ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF
  YEAR                            $9.75           $10.67         $12.53         $12.28         $11.41
                           ============        =========      =========      =========      =========

Total Return                      (5.41)%          (8.64)%        9.05%         11.84%          5.53%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      year (000's)               $3,179           $3,975         $7,226         $6,599         $6,327

    Ratio of net
      operating expenses
      to average net
      assets                      1.25%            1.25%          1.25%          1.25%          1.25%

    Ratio of net
      investment income,
      to average net
      assets                      2.54%            2.34%          2.39%          2.32%          2.58%

    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses              0.75%            0.56%          0.60%          0.91%          0.71%

    Portfolio turnover
      rate                          46%              61%            41%            31%            29%

  * The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and market discount on debt securities using the daily effective yield method. The effect of this change for the year ended October 31, 2002 was a decrease in net investment income per share of $0.004, an increase in net realized and unrealized gains per share of $0.004 and a decrease in the ratio of net investment income to average net assets from 2.58% to 2.54%. Per share data and ratios for the periods prior to October 31, 2001 have not been restated to reflect this change in presentation.
  +  Computed using average shares outstanding throughout the period.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                        EMERGING MARKETS PORTFOLIO
                                -------------------------------------------
                                FOR THE YEAR   FOR THE YEAR   FOR THE YEAR      FOR THE YEAR
                                    ENDED          ENDED          ENDED            ENDED
                                OCT. 31, 2002  OCT. 31, 2001  OCT. 31, 2000    OCT. 31, 1999*
                                -------------  -------------  -------------  ------------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF
  YEAR                              $11.88        $14.89         $13.68            $10.00
                                ----------     ---------      ---------      ------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
    Net investment income
      (loss)                          0.04          0.01          (0.05)             0.03
    Net realized and
      unrealized gain (loss)
      on investments and
      foreign currency-related
      transactions                    0.58         (1.89)          1.79              3.65
                                ----------     ---------      ---------      ------------
Net increase (decrease) from
  investment operations               0.62         (1.88)          1.74              3.68
                                ----------     ---------      ---------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM:+
    Net investment income            (0.01)            -          (0.02)                -
    Net realized gain from
      investments and foreign
      currency-related
      transactions                       -         (1.13)         (0.51)                -
                                ----------     ---------      ---------      ------------
Total distributions                  (0.01)        (1.13)         (0.53)                -
                                ----------     ---------      ---------      ------------
NET ASSET VALUE, END OF YEAR        $12.49        $11.88         $14.89            $13.68
                                ==========     =========      =========      ============

TOTAL RETURN                         5.22%        (13.48)%       12.18%            36.80%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of year
      (000's)                      $10,116        $2,731         $2,575            $1,534

    Ratio of net operating
      expenses to average net
      assets                         1.75%         1.75%          1.75%             1.75%(b)

    Ratio of net investment
      income (loss), to
      average net assets             0.19%         0.08%          (0.39)%           0.24%(b)

    Decrease reflected in
      above expense ratios due
      to waiver of investment
      advisory and
      administration fees, and
      reimbursement of other
      expenses                       0.39%         1.15%          1.08%             4.14%(b)

    Portfolio turnover rate            43%           38%            28%               53%(a)

  *  Commencement of Operations was November 9, 1998.
  + Certain prior year amounts have been reclassified to conform to the current year presentation.
(a)  Not annualized.
(b)  Annualized.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------

1. ORGANIZATION

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has four Portfolios (individually, "Portfolio"), all of which were active as of October 31, 2002: International Equity Portfolio ("International Equity"); Global Equity Portfolio ("Global Equity"); Multi-Asset Global Portfolio ("Multi-Asset Global") (collectively, the "Initial Portfolios"); and Emerging Markets Portfolio ("Emerging Markets"). The investment objective of each portfolio is as follows: International Equity--to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity--to seek long-term capital appreciation through investments in equity securities of companies based both in and outside the United States; Multi-Asset Global--to seek long-term capital appreciation and a growing stream of current income through investments in equity and debt securities of companies based both in and outside the United States and debt securities of the United States and foreign governments and their agencies and instrumentalities; Emerging Markets Portfolio--to seek long-term capital appreciation through investments in equity securities of companies based in developing markets outside the United States.

Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.'s-Global Equity L. P. ("GELP"), a limited partnership, in a tax-free reorganization. Multi-Asset Global commenced operations on November 1, 1996. Emerging Markets commenced operations on November 9, 1998. The Fund is managed by Harding, Loevner Management, L.P. (the "Investment Adviser").

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

All investments in the Fund are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are valued by the Board of Directors. As of October 31, 2002, there were no securities in the Fund which required valuation by the Board of Directors.

SECURITIES

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the fund is informed of such dividends). The Fund accretes discount or amortizes premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums and accrete discounts on fixed income securities. The Multi-Assets Global is required to record a cumulative effect adjustment to conform with accounting principles generally accepted in the United States. The effect of this adjustment was to increase accumulated net investment income by $1,417 with an offsetting decrease to unrealized appreciation of $1,417 on securities. This adjustment had no effect on the net assets of the fund.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The effect of this change for the year ended October 31, 2002 was a decrease in net investment income of $1,827 and an increase in net unrealized appreciation of $1,827. The statement of changes in net assets and financial highlights for the periods prior to October 31, 2001 have not been restated to reflect this change in accounting policy.

INCOME TAX

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

EXPENSES

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among the Portfolios either equitably or based on their average daily net assets.

DIVIDENDS TO SHAREHOLDERS

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment. Temporary differences do not require reclassification. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

During the year ended October 31, 2002, the Portfolios reclassified the following permanent book to tax differences [increases (decreases)]:

-----------------------------------------------------------------------------------------------------------
                                     UNDISTRIBUTED INVESTMENT  ACCUMULATED NET        CAPITAL STOCK
             PORTFOLIO                 INCOME, NET             REALIZED GAIN (LOSS)  IN EXCESS OF PAR VALUE
-----------------------------------------------------------------------------------------------------------
International Equity                        $(366,848)               $366,845               $      3
Global Equity                                 (30,213)                 30,215                     (2)
Multi-Asset Global                             21,441                 (21,442)                     1
Emerging Markets                               (4,833)                 16,074                (11,241)

CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate.

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The advisory fees are computed daily at an annual rate of 0.75%, 1.00%, 1.00% and 1.25% of the average daily net assets of International Equity, Global Equity, Multi-Asset Global and Emerging Markets, respectively.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company, which provides certain accounting, clerical and bookkeeping services, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission. Under this agreement, the Fund incurred $414,286 in administration fees for the year ended October 31, 2002.

The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00%, 1.25%, 1.25%, and 1.75%, respectively, of the average daily net assets of International Equity, Global Equity, Multi-Asset Global and Emerging Markets. For the year ended October 31, 2002, the Investment Advisor voluntarily waived $180,028, $38,538, $27,812 and $27,339, respectively, in investment advisory fees from International Equity, Global Equity, Multi-Asset Global and Emerging Markets.

Directors' fees and related expenses amounted to $80,827 for the year ended October 31, 2002.

On June 10, 2002, the Board of Directors of the Fund approved a Portfolio Advisory Service Services Agreement (the "Agreement") between the Fund, on behalf of the International Equity Portfolio and CIBC World Markets Corp. ("CIBC WM"). Under the Agreement, the Fund pays CIBC WM 0.25% of the average daily net assets of the International Equity Portfolio held by CIBC WM in consideration for certain record keeping and transactional services. Because of the cap on the Fund's fees and expenses, the Investment Adviser currently pays the 0.25% fee.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the year ended October 31, 2002, were as follows for each Portfolio:

---------------------------------------------------------------------------------------
                                          PURCHASE COST OF       PROCEEDS FROM SALES OF
               PORTFOLIO                  INVESTMENT SECURITIES  INVESTMENT SECURITIES
---------------------------------------------------------------------------------------
International Equity                          $150,084,101            $127,900,140
Global Equity                                   13,606,916              10,425,883
Multi-Asset Global                               1,673,887               2,199,043
Emerging Markets                                10,858,758               2,832,256

Proceeds from sales of long-term U.S. Government securities during the year ended October 31, 2002 were $66,963 for Multi-Asset Global.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS (CONTINUED)
The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at October 31, 2002, for each of the Portfolios were as follows:

--------------------------------------------------------------------------------------
                                UNREALIZED    UNREALIZED
          PORTFOLIO             APPRECIATION  DEPRECIATION      NET           COST
--------------------------------------------------------------------------------------
International Equity            $18,660,878   $50,303,006   $(31,642,128) $328,680,442
Global Equity                       600,106     2,641,945     (2,041,839)   22,048,061
Multi-Asset Global                  220,449       456,676       (236,227)    3,378,219
Emerging Markets                    463,964       991,016       (527,052)   10,404,680

The unrealized appreciation (depreciation) on foreign currency for International Equity, Global Equity, Multi-Asset Global and Emerging Markets was $(1,257), $1,223, $96 and $(2,679), respectively, for the year ended October 31, 2002.

During the year ended October 31, 2001, the tax character of distributions paid from ordinary income was $319,589 and $284,725 for Global Equity and Multi-Asset Global. The tax character of distributions paid from long term capital gains was $27,847,468, $2,308,156, $201,269 and $195,943 for International Equity, Global
Equity, Multi-Asset Global and Emerging Markets, respectively. During the year ended October 31, 2002, the tax character of distributions paid from ordinary income was $936,591, $5,406, $42,601 and $2,415 for International Equity, Global Equity, Multi-Asset Global and Emerging Markets, respectively. The tax character of distributions paid from long term capital gains was $72,467 and $94,803 for Global Equity and Multi-Asset Global, respectively.

As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

------------------------------------------------------------------------------------------------
                                UNDISTRIBUTED  ACCUMULATED     UNREALIZED          TOTAL
                                  ORDINARY     CAPITAL AND    APPRECIATION/     ACCUMULATED
          PORTFOLIO                INCOME      OTHER LOSSES   (DEPRECIATION)  EARNINGS/(DEFICIT)
------------------------------------------------------------------------------------------------
International Equity Portfolio     1,224,767    (34,489,310)    (31,643,385)       (64,907,928)
Global Equity Portfolio               45,623     (1,565,511)     (2,040,616)        (3,560,504)
Multi-Asset Global Portfolio          93,229        (54,710)       (236,131)          (197,612)
Emerging Markets Portfolio                --       (785,179)       (529,731)        (1,314,910)

At October 31, 2002, International Equity and Emerging Markets, for Federal income tax purposes, had capital loss carryovers of $19,383,557 and $169,228, respectively, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal income or excise tax. Such capital loss carryovers will expire on October 31, 2009. International Equity, Global Equity, Multi-Asset Global and Emerging Markets had capital loss carryovers of $15,105,753, $1,565,511, $54,710 and $615,951, respectively which will expire on October 31, 2010.

5. FOREIGN EXCHANGE CONTRACTS

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio. The Portfolios are also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------

5. FOREIGN EXCHANGE CONTRACTS (CONTINUED)
The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios did not have open foreign currency transactions to buy or sell currency on the spot markets as of October 31, 2002.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock for International Equity were as follows for the periods indicated:

----------------------------------------------------------------------------------
                                       YEAR ENDED                YEAR ENDED
                                    OCTOBER 31, 2002          OCTOBER 31, 2001
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------
Shares sold                     10,279,456  $106,248,969   6,498,405  $ 84,420,071
Shares issued upon
  reinvestment of dividends         69,194       766,666   1,959,328    27,410,996
                                ----------  ------------  ----------  ------------
                                10,348,650   107,015,635   8,457,733   111,831,067
Shares redeemed                 (7,074,051)  (75,890,936) (4,500,922)  (51,880,085)
                                ----------  ------------  ----------  ------------
Net increase                     3,274,599  $ 31,124,699   3,956,811  $ 59,950,982
                                ==========  ============  ==========  ============

Transactions in capital stock for Global Equity were as follows for the periods indicated:

---------------------------------------------------------------------------
                                     YEAR ENDED             YEAR ENDED
                                  OCTOBER 31, 2002       OCTOBER 31, 2001
                                ---------------------  --------------------
                                 SHARES     AMOUNT     SHARES     AMOUNT
---------------------------------------------------------------------------
Shares sold                      538,844  $ 7,912,380   23,655  $   400,126
Shares issued upon
  reinvestment of dividends        4,589       74,154  128,816    2,513,198
                                --------  -----------  -------  -----------
                                 543,433    7,986,534  152,471    2,913,324
Shares redeemed                 (286,046)  (4,063,131) (74,258)  (1,273,328)
                                --------  -----------  -------  -----------
Net increase                     257,387  $ 3,923,403   78,213  $ 1,639,996
                                ========  ===========  =======  ===========

Transactions in capital stock for Multi-Asset Global were as follows for the periods indicated:

-------------------------------------------------------------------------
                                    YEAR ENDED           YEAR ENDED
                                 OCTOBER 31, 2002     OCTOBER 31, 2001
                                ------------------  ---------------------
                                SHARES    AMOUNT     SHARES     AMOUNT
-------------------------------------------------------------------------
Shares sold                       8,421  $  88,175   138,196  $ 1,532,321
Shares issued upon
  reinvestment of dividends      12,249    129,228    38,881      458,794
                                -------  ---------  --------  -----------
                                 20,670    217,403   177,077    1,991,115
Shares redeemed                 (67,329)  (698,935) (381,221)  (4,227,327)
                                -------  ---------  --------  -----------
Net decrease                    (46,659) $(481,532) (204,144) $(2,236,212)
                                =======  =========  ========  ===========

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)
Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

---------------------------------------------------------------------
                                    YEAR ENDED          YEAR ENDED
                                 OCTOBER 31, 2002    OCTOBER 31, 2001
                                -------------------  ----------------
                                SHARES     AMOUNT    SHARES   AMOUNT
---------------------------------------------------------------------
Shares sold                     610,917  $8,950,366  46,641  $643,440
Shares issued upon
  reinvestment of dividends         143       1,910  14,615   195,695
                                -------  ----------  ------  --------
                                611,060   8,952,276  61,256   839,135
Shares redeemed                 (31,034)   (485,560) (4,215)  (49,653)
                                -------  ----------  ------  --------
Net increase                    580,026  $8,466,716  57,041  $789,482
                                =======  ==========  ======  ========

Redemptions made within three months of purchase are subject to a redemption fee equal to 2% of the amount redeemed. For the year ended October 31, 2002, the International Equity Portfolio, Global Equity Portfolio and Emerging Markets Portfolio received $154,726, $8,674, and $34, respectively, in redemption fees.

7. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

8. CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the International Equity, Global Equity and Emerging Markets are authorized to invest.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Shareholders and Board of Directors
Harding, Loevner Funds, Inc.

We have audited the accompanying statements of net assets of Harding, Loevner Funds, Inc. (comprising, the International Equity Portfolio, the Global Equity Portfolio, the Multi-Asset Global Portfolio and the Emerging Markets Portfolio), (collectively the "Funds") as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Harding, Loevner Funds, Inc. at October 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                       [ERNST & YOUNG SIGNATURE]

New York, New York
December 9, 2002

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
SUPPLEMENTAL TAX INFORMATION
(UNAUDITED)
--------------------------------------------------------------------------------

In order to meet certain requirements of the Internal Revenue Code, we are advising you that $72,467 and $94,818 of the capital gains distributions paid by Global Equity and Multi-Asset Global, respectively, during the fiscal year ended October 31, 2002 are subject to maximum tax rates of 20%.

The International Equity, Global Equity and Multi-Asset Global Portfolios have designated 0.27%, 90.06% and 16.40%, respectively, of distributions from net investment income as qualifying for the dividend received deduction for corporations.

International Equity, Global Equity and Emerging Markets paid qualifying foreign taxes of $645,941, $25,557 and $15,140 and earned $5,571,654, $211,108 and
$144,891 foreign source income during the year ended October 31, 2002, respectively. Pursuant to Section 853 of the Internal Revenue Code, International Equity, Global Equity and Emerging Markets designated $0.02142, $0.01720 and $0.01869 per share as foreign taxes paid and $0.18475, $0.14205 and $0.17889 per share as income earned from foreign sources for the year ended October 31, 2002, respectively.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
SUPPLEMENTAL TAX INFORMATION (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

The International Equity and Global Equity Portfolios have elected to pass through the credit for taxes paid in foreign countries during its fiscal year ended October 31, 2002. In accordance with current tax laws, the Foreign Income and Foreign Tax per share (for a share outstanding on October 31, 2002) is as follows:

                              INTERNATIONAL EQUITY                                      GLOBAL EQUITY
                           --------------------------                             --------------------------
                                        GROSS FOREIGN                                          GROSS FOREIGN
         COUNTRY           FOREIGN TAX    DIVIDENDS             COUNTRY           FOREIGN TAX    DIVIDENDS
------------------------------------------------------------------------------------------------------------
Australia                     0.0000        0.0103     Australia                    0.0000        0.0127
Brazil                        0.0022        0.0135     Brazil                       0.0018        0.0121
Canada                        0.0017        0.0101     Canada                       0.0012        0.0079
Denmark                       0.0003        0.0020     Denmark                      0.0004        0.0026
France                        0.0036        0.0262     France                       0.0050        0.0315
Germany                       0.0010        0.0069     Germany                      0.0006        0.0040
Hong Kong                     0.0000        0.0072     Hong Kong                    0.0000        0.0163
Ireland                       0.0000        0.0014     Israel                       0.0003        0.0015
Israel                        0.0003        0.0016     Italy                        0.0005        0.0016
Italy                         0.0004        0.0025     Japan                        0.0005        0.0033
Japan                         0.0011        0.0076     Mexico                       0.0000        0.0024
Mexico                        0.0000        0.0026     Netherlands                  0.0015        0.0107
Netherlands                   0.0040        0.0268     Singapore                    0.0009        0.0040
Singapore                     0.0012        0.0052     South Africa                 0.0000        0.0068
South Africa                  0.0000        0.0095     Switzerland                  0.0007        0.0050
South Korea                   0.0004        0.0022     Taiwan                       0.0017        0.0000
Switzerland                   0.0010        0.0070     United Kingdom               0.0027        0.0198
Taiwan                        0.0010        0.0000
United Kingdom                0.0035        0.0421

                                               EMERGING MARKETS
                                          --------------------------
                                                       GROSS FOREIGN
                COUNTRY                   FOREIGN TAX    DIVIDENDS
--------------------------------------------------------------------
Brazil                                       0.0020        0.0256
Chile                                        0.0000        0.0001
Hong Kong                                    0.0000        0.0183
Hungary                                      0.0008        0.0024
India                                        0.0001        0.0121
Indonesia                                    0.0009        0.0057
Israel                                       0.0002        0.0012
Luxembourg                                   0.0005        0.0000
Malaysia                                     0.0016        0.0098
Mexico                                       0.0001        0.0153
Russia                                       0.0004        0.0034
Singapore                                    0.0000        0.0096
South Africa                                 0.0000        0.0169
South Korea                                  0.0017        0.0094
Taiwan                                       0.0094        0.0220
Thailand                                     0.0000        0.0096
United Kingdom                               0.0022        0.0176

Shareholders will receive more detailed information along with their Form 1099-DIV in January, 2003.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
DIRECTORS AND PRINCIPAL OFFICERS OF THE FUND
--------------------------------------------------------------------------------

DISINTERESTED DIRECTORS:

                                                                                             NUMBER OF
                                                                         PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                  TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS AND              POSITION         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
           AGE               WITH THE FUND        TIME SERVED*           FIVE YEARS           DIRECTOR          DIRECTOR
----------------------------------------------------------------------------------------------------------------------------

R. Kelly Doherty                Director      Director since 1999   Cayman Partners               4               None
41 Post Road                                                        (private investment
Bernardsville, NJ 07924                                             vehicle), Managing
Age, 43                                                             Partner,
                                                                    2/99-present;
                                                                    Bankers Trust
                                                                    Company, 1982-1/99,
                                                                    Vice Chairman,
                                                                    1997-1/99.

Jane A. Freeman                 Director      Director since 1996   Scientific Learning           4               None
c/o Scientific Learning                                             Corporation
300 Frank Ogawa Plaza                                               (neuroscience
Oakland, CA 94612                                                   software), Chief
Age, 48                                                             Financial Officer,
                                                                    1/00-present;
                                                                    Treasurer and Vice
                                                                    President,
                                                                    Finance & Business
                                                                    Development,
                                                                    9/99-1/00;
                                                                    Rockefeller & Co.,
                                                                    Investment Manager,
                                                                    1988-8/99.

Samuel R. Karetsky              Director      Director since 1998   European Investors            4               None
European Investors Inc.                                             Inc., Managing
717 Fifth Avenue,                                                   Director,
10th Fl.                                                            11/98-present;
New York, NY 10022                                                  Samuel R. Karetsky
Age, 56                                                             L.L.C. (consulting),
                                                                    3/97-10/98; Morgan
                                                                    Stanley & Co.,
                                                                    Managing Director,
                                                                    6/95-3/97.

Carl W. Schafer                 Director      Director since 1996   The Atlantic                  4         Roadway
66 Witherspoon Street                                               Foundation,                             Corporation;
Princeton, NJ 08542                                                 (charitable                             Frontier Oil
Age, 66                                                             foundation)                             Corp.; Labor
                                                                    President,                              Ready, Inc.; The
                                                                    1990-present.                           Paine Webber and
                                                                                                            Guardian Groups
                                                                                                            of Mutual Funds;
                                                                                                            Harbor Br. Inst.
                                                                                                            Inc.; Hamilton
                                                                                                            and Co.; The
                                                                                                            Johnson Atelier
                                                                                                            and Sch.
                                                                                                            Sculpture; The
                                                                                                            Banbury Fund;
                                                                                                            The Claremont
                                                                                                            Institute.

INTERESTED DIRECTOR:

                                                                                             NUMBER OF
                                                                         PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                  TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS AND              POSITION         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
           AGE               WITH THE FUND        TIME SERVED*           FIVE YEARS           DIRECTOR          DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
David R. Loevner**             Director,      Director since 1996   Harding, Loevner              4               None
Harding, Loevner             President and                          Management, L.P.,
Management, L.P.            Chairman of the                         President and CEO,
50 Division Street,              Board                              7/89 - present.
Suite 401
Somerville, NJ 08876
Age, 47

  * Each director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.
 ** David R. Loevner is considered an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because he serves as President and CEO of Harding, Loevner Management, L.P., the Fund's investment adviser.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
DIRECTORS AND PRINCIPAL OFFICERS OF THE FUND (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL OFFICERS OF THE FUND

                                                                         PRINCIPAL
          NAME,                                  TERM OF OFFICE        OCCUPATION(S)
       ADDRESS AND              POSITION         AND LENGTH OF          DURING PAST
           AGE               WITH THE FUND        TIME SERVEDP           FIVE YEARS
----------------------------------------------------------------------------------------
Richard Reiter               Treasurer and    Treasurer and Chief   Harding, Loevner
Harding, Loevner            Chief Financial   Financial Officer     Management, L.P.,
Management, L.P.                Officer       since September 2002  Portfolio Manager
50 Division Street,                                                 1/01-present;
Suite 401                                                           Product Information
Somerville, NJ 08876                                                Manager, 4/96-12/00.
Age, 36

Patrice Singleton            Vice President   Vice President since  Harding Loevner
Harding, Loevner                              September 2002        Management, L.P.,
Management, L.P.                                                    General Manager
50 Division Street,                                                 7/94-present.
Suite 401
Somerville, NJ 08876
Age, 50

Susan C. Mosher                Secretary      Secretary since 1999  Investors Bank &
Investors Bank & Trust                                              Trust Company,
Company                                                             Director and Senior
200 Clarendon Street                                                Counsel,
Boston, MA 02116                                                    1995-present.
Age, 47

p Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

The Fund's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-877-435-8105.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION

--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

R. Kelly Doherty
DIRECTOR OF THE FUND

Jane A. Freeman
DIRECTOR OF THE FUND

Samuel R. Karetsky
DIRECTOR OF THE FUND

Carl W. Schafer
DIRECTOR OF THE FUND

David R. Loevner
PRESIDENT AND DIRECTOR
OF THE FUND

Patrice Singleton
VICE PRESIDENT OF THE FUND

Susan C. Mosher
SECRETARY OF THE FUND

Richard Reiter
CHIEF FINANCIAL OFFICER AND
TREASURER OF THE FUND

Annellen McNamara
ASSISTANT TREASURER
OF THE FUND

John M. DelPrete
ASSISTANT SECRETARY
OF THE FUND

INVESTMENT ADVISER

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND
DISBURSING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036